AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
1290 VT Equity Income Portfolio‡	1,592,619	$6,589,727
1290 VT GAMCO Small Company Value Portfolio‡	48,373	2,786,389
1290 VT Micro Cap Portfolio‡	113,643	1,207,439
ATM International Managed Volatility Portfolio‡	1,957,257	19,707,128
ATM Large Cap Managed Volatility Portfolio‡	5,162,505	75,434,262
ATM Mid Cap Managed Volatility Portfolio‡	1,404,065	10,565,017
ATM Small Cap Managed Volatility Portfolio‡	570,465	6,653,844
AXA Global Equity Managed Volatility Portfolio‡	309,726	5,151,180
AXA International Core Managed Volatility Portfolio‡	405,413	4,243,676
AXA International Value Managed Volatility Portfolio‡	259,875	3,266,652
AXA Large Cap Core Managed Volatility Portfolio‡	1,700,885	18,125,508
AXA Large Cap Growth Managed Volatility Portfolio‡	398,545	13,471,405
AXA Large Cap Value Managed Volatility Portfolio‡	395,410	6,961,046
AXA/AB Small Cap Growth Portfolio‡	145,667	2,702,856
AXA/Loomis Sayles Growth Portfolio‡	615,941	5,366,714
AXA/Morgan Stanley Small Cap Growth Portfolio‡	177,440	1,966,720
EQ/BlackRock Basic Value Equity Portfolio‡	410,602	9,276,483
EQ/International Equity Index Portfolio‡	116,503	1,059,824
EQ/JPMorgan Value Opportunities Portfolio‡	462,228	7,809,298
EQ/Large Cap Growth Index Portfolio‡	71,129	1,095,624
EQ/MFS International Growth Portfolio‡	1,070,227	8,136,601
EQ/T. Rowe Price Growth Stock Portfolio‡	65,091	3,301,696
Multimanager Mid Cap Growth Portfolio*‡	398,637	4,183,194
Multimanager Mid Cap Value Portfolio‡	138,301	2,093,866

Total Equity		221,156,149

Fixed Income (79.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,876,521	38,626,982
1290 VT High Yield Bond Portfolio‡	1,461,386	13,937,240
EQ/Core Bond Index Portfolio‡	24,586,059	243,162,572
EQ/Global Bond PLUS Portfolio‡	2,515,936	22,885,703
EQ/Intermediate Government Bond Portfolio‡	31,936,073	327,860,485
EQ/PIMCO Ultra Short Bond Portfolio‡	12,458,834	123,479,807
EQ/Quality Bond PLUS Portfolio‡	3,794,006	32,250,350
Multimanager Core Bond Portfolio‡	4,151,880	40,491,884

Total Fixed Income		842,695,023

Total Investments in Securities (100.0%) (Cost $987,085,398)		1,063,851,172
Other Assets Less Liabilities (0.0%)		326,023

Net Assets (100%)		$1,064,177,195

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,876,521	27,995,895	10,791,294	(1,229,711)	2,994	1,066,510	38,626,982	—	—
1290 VT Equity Income Portfolio	1,592,619	6,479,166	106,717	(735,376)	(502)	739,722	6,589,727	—	—
1290 VT GAMCO Small Company Value Portfolio	48,373	5,911,541	71,145	(3,823,584)	1,150,886	(523,599)	2,786,389	—	—
1290 VT High Yield Bond Portfolio	1,461,386	13,419,696	177,861	(558,959)	1,891	896,751	13,937,240	—	—
1290 VT Micro Cap Portfolio	113,643	1,021,772	—	—	—	185,667	1,207,439	—	—
ATM International Managed Volatility Portfolio	1,957,257	17,477,975	1,713,435	(1,320,751)	(4,054)	1,840,523	19,707,128	—	—
ATM Large Cap Managed Volatility Portfolio	5,162,505	60,787,709	10,110,451	(4,418,381)	104,044	8,850,439	75,434,262	—	—
ATM Mid Cap Managed Volatility Portfolio	1,404,065	8,827,707	535,573	(111,792)	2,295	1,311,234	10,565,017	—	—
ATM Small Cap Managed Volatility Portfolio	570,465	4,158,665	3,535,572	(2,111,792)	17,897	1,053,502	6,653,844	—	—
AXA Global Equity Managed Volatility Portfolio	309,726	4,760,421	71,146	(223,584)	5,941	537,256	5,151,180	—	—
AXA International Core Managed Volatility Portfolio	405,413	4,167,752	71,145	(423,584)	70,725	357,638	4,243,676	—	—
AXA International Value Managed Volatility Portfolio	259,875	2,162,898	960,571	(111,792)	1,880	253,095	3,266,652	—	—
AXA Large Cap Core Managed Volatility Portfolio	1,700,885	16,426,979	249,005	(782,543)	18,706	2,213,361	18,125,508	—	—
AXA Large Cap Growth Managed Volatility Portfolio	398,545	12,452,417	213,433	(1,070,751)	37,137	1,839,169	13,471,405	—	—
AXA Large Cap Value Managed Volatility Portfolio	395,410	6,528,184	142,290	(447,168)	8,464	729,276	6,961,046	—	—
AXA/AB Small Cap Growth Portfolio	145,667	3,352,695	35,572	(1,111,792)	37,126	389,255	2,702,856	—	—
AXA/Loomis Sayles Growth Portfolio	615,941	6,203,313	71,144	(1,723,584)	96,068	719,773	5,366,714	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	177,440	2,702,935	—	(1,325,000)	(15,564)	604,349	1,966,720	—	—
EQ/BlackRock Basic Value Equity Portfolio	410,602	11,433,291	213,433	(3,370,751)	789,126	211,384	9,276,483	—	—
EQ/Core Bond Index Portfolio	24,586,059	245,699,387	3,308,221	(11,396,647)	123,142	5,428,469	243,162,572	—	—
EQ/Global Bond PLUS Portfolio	2,515,936	23,106,419	320,151	(1,006,127)	(62)	465,322	22,885,703	—	—
EQ/Intermediate Government Bond Portfolio	31,936,073	336,218,061	4,410,960	(17,262,195)	(261,009)	4,754,668	327,860,485	—	—
EQ/International Equity Index Portfolio	116,503	966,080	—	—	—	93,744	1,059,824	—	—
EQ/JPMorgan Value Opportunities Portfolio	462,228	9,357,516	142,289	(2,697,168)	39,071	967,590	7,809,298	—	—
EQ/Large Cap Growth Index Portfolio	71,129	1,445,009	—	(500,000)	178,818	(28,203)	1,095,624	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	1,070,227	9,995,007	142,289	(3,047,168)	307,319	739,154	8,136,601	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,458,834	125,426,395	2,307,470	(5,366,011)	(2,976)	1,114,929	123,479,807	—	—
EQ/Quality Bond PLUS Portfolio	3,794,006	32,616,632	462,439	(1,453,295)	(4,839)	629,413	32,250,350	—	—
EQ/T. Rowe Price Growth Stock Portfolio	65,091	4,524,792	35,573	(1,761,792)	145,180	357,943	3,301,696	—	—
Multimanager Core Bond Portfolio	4,151,880	40,651,698	831,576	(1,788,670)	(4,252)	801,532	40,491,884	262,420	—
Multimanager Mid Cap Growth Portfolio*	398,637	3,538,465	35,574	(111,792)	(565)	721,512	4,183,194	—	—
Multimanager Mid Cap Value Portfolio	138,301	1,853,215	—	—	—	240,651	2,093,866	—	—

Total		1,051,669,687	41,066,329	(71,291,760)	2,844,887	39,562,029	1,063,851,172	262,420	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,063,851,172	$—	$1,063,851,172

Total Assets	$—	$1,063,851,172	$—	$1,063,851,172

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,063,851,172	$—	$1,063,851,172

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,386,024
Aggregate gross unrealized depreciation	(4,714,479)

Net unrealized appreciation	$75,671,545

Federal income tax cost of investments in securities and derivative instruments, if applicable	$988,179,627

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.1%)
1290 VT Equity Income Portfolio‡	3,278,630	$13,565,885
1290 VT GAMCO Small Company Value Portfolio‡	168,679	9,716,243
1290 VT Micro Cap Portfolio‡	369,136	3,922,011
1290 VT Small Cap Value Portfolio‡	577,716	6,117,154
ATM International Managed Volatility Portfolio‡	5,645,303	56,841,121
ATM Large Cap Managed Volatility Portfolio‡	9,608,467	140,398,438
ATM Mid Cap Managed Volatility Portfolio‡	2,139,661	16,100,083
ATM Small Cap Managed Volatility Portfolio‡	2,746,703	32,037,243
AXA Global Equity Managed Volatility Portfolio‡	1,123,792	18,690,242
AXA International Core Managed Volatility Portfolio‡	1,099,050	11,504,353
AXA International Value Managed Volatility Portfolio‡	739,345	9,293,653
AXA Large Cap Core Managed Volatility Portfolio‡	3,079,297	32,814,568
AXA Large Cap Growth Managed Volatility Portfolio‡	782,517	26,450,190
AXA Large Cap Value Managed Volatility Portfolio‡	1,162,083	20,458,045
AXA/AB Small Cap Growth Portfolio‡	700,614	12,999,867
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	242,057	3,611,237
AXA/Loomis Sayles Growth Portfolio‡	924,736	8,057,246
AXA/Morgan Stanley Small Cap Growth Portfolio‡	540,007	5,985,371
EQ/BlackRock Basic Value Equity Portfolio‡	745,517	16,843,019
EQ/International Equity Index Portfolio‡	223,789	2,035,793
EQ/JPMorgan Value Opportunities Portfolio‡	930,020	15,712,587
EQ/Large Cap Growth Index Portfolio‡	100,939	1,554,795
EQ/MFS International Growth Portfolio‡	3,291,801	25,026,526
EQ/T. Rowe Price Growth Stock Portfolio‡	113,165	5,740,222
Multimanager Mid Cap Growth Portfolio*‡	523,203	5,490,352
Multimanager Mid Cap Value Portfolio‡	247,196	3,742,530

Total Equity		504,708,774

Fixed Income (58.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,198,351	31,869,464
1290 VT High Yield Bond Portfolio‡	1,163,193	11,093,370
EQ/Core Bond Index Portfolio‡	20,552,055	203,265,214
EQ/Global Bond PLUS Portfolio‡	2,174,897	19,783,504
EQ/Intermediate Government Bond Portfolio‡	26,569,025	272,761,565
EQ/PIMCO Ultra Short Bond Portfolio‡	10,929,112	108,318,699
EQ/Quality Bond PLUS Portfolio‡	4,153,533	35,306,450
Multimanager Core Bond Portfolio‡	4,332,746	42,255,807

Total Fixed Income		724,654,073

Total Investments in Securities (100.0%) (Cost $1,063,385,799)		1,229,362,847
Other Assets Less Liabilities (0.0%)		149,944

Net Assets (100%)		$1,229,512,791

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,198,351	25,005,548	6,698,524	(790,370)	2,656	953,106	31,869,464	—	—
1290 VT Equity Income Portfolio	3,278,630	13,186,156	77,201	(1,193,981)	19,711	1,476,798	13,565,885	—	—
1290 VT GAMCO Small Company Value Portfolio	168,679	12,200,873	61,761	(4,295,185)	(158,436)	1,907,230	9,716,243	—	—
1290 VT High Yield Bond Portfolio	1,163,193	10,711,358	61,760	(395,185)	8,055	707,382	11,093,370	—	—
1290 VT Micro Cap Portfolio	369,136	3,392,336	15,440	(98,796)	142	612,889	3,922,011	—	—
1290 VT Small Cap Value Portfolio	577,716	7,489,758	30,881	(2,672,592)	(74,447)	1,343,554	6,117,154	—	—
ATM International Managed Volatility Portfolio	5,645,303	49,782,825	4,262,486	(2,429,535)	(5,685)	5,231,030	56,841,121	—	—
ATM Large Cap Managed Volatility Portfolio	9,608,467	122,600,517	8,510,257	(7,244,625)	175,636	16,356,653	140,398,438	—	—
ATM Mid Cap Managed Volatility Portfolio	2,139,661	14,274,911	30,881	(197,592)	3,727	1,988,156	16,100,083	—	—
ATM Small Cap Managed Volatility Portfolio	2,746,703	29,600,067	1,308,081	(3,191,573)	167,448	4,153,220	32,037,243	—	—
AXA Global Equity Managed Volatility Portfolio	1,123,792	17,228,336	92,642	(592,777)	15,040	1,947,001	18,690,242	—	—
AXA International Core Managed Volatility Portfolio	1,099,050	10,725,520	61,763	(395,185)	735	1,111,520	11,504,353	—	—
AXA International Value Managed Volatility Portfolio	739,345	6,915,915	1,830,881	(197,592)	189	744,260	9,293,653	—	—
AXA Large Cap Core Managed Volatility Portfolio	3,079,297	29,704,440	169,843	(1,086,758)	21,080	4,005,963	32,814,568	—	—
AXA Large Cap Growth Managed Volatility Portfolio	782,517	26,533,143	154,404	(4,037,962)	1,155,379	2,645,226	26,450,190	—	—
AXA Large Cap Value Managed Volatility Portfolio	1,162,083	18,904,607	108,082	(691,573)	9,420	2,127,509	20,458,045	—	—
AXA/AB Small Cap Growth Portfolio	700,614	14,734,888	77,202	(4,368,981)	(14,273)	2,571,031	12,999,867	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	242,057	3,281,622	15,440	(98,796)	3,836	409,135	3,611,237	—	—
AXA/Loomis Sayles Growth Portfolio	924,736	7,417,507	46,322	(596,389)	(7,654)	1,197,460	8,057,246	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	540,007	4,856,816	15,441	(98,796)	342	1,211,568	5,985,371	—	—
EQ/BlackRock Basic Value Equity Portfolio	745,517	15,758,929	123,524	(790,370)	16,458	1,734,478	16,843,019	—	—
EQ/Core Bond Index Portfolio	20,552,055	207,469,472	1,065,388	(9,916,938)	171,069	4,476,223	203,265,214	—	—
EQ/Global Bond PLUS Portfolio	2,174,897	18,584,443	1,392,642	(592,777)	5,856	393,340	19,783,504	—	—
EQ/Intermediate Government Bond Portfolio	26,569,025	280,466,119	1,451,394	(12,886,843)	(226,820)	3,957,715	272,761,565	—	—
EQ/International Equity Index Portfolio	223,789	1,855,722	—	—	—	180,071	2,035,793	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	930,020	15,984,756	92,643	(2,342,777)	76,617	1,901,348	15,712,587	—	—
EQ/Large Cap Growth Index Portfolio	100,939	1,941,073	—	(600,000)	213,813	(91)	1,554,795	—	—
EQ/MFS International Growth Portfolio	3,291,801	29,676,375	154,404	(7,962,962)	813,216	2,345,493	25,026,526	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,929,112	109,622,375	4,405,853	(6,656,663)	(13,115)	960,249	108,318,699	—	—
EQ/Quality Bond PLUS Portfolio	4,153,533	28,875,081	6,688,963	(889,166)	1,267	630,305	35,306,450	—	—
EQ/T. Rowe Price Growth Stock Portfolio	113,165	5,392,341	30,881	(497,592)	17,349	797,243	5,740,222	—	—
Multimanager Core Bond Portfolio	4,332,746	35,621,620	7,039,251	(1,185,554)	(3,027)	783,517	42,255,807	253,965	—
Multimanager Mid Cap Growth Portfolio*	523,203	4,630,924	15,440	(98,796)	(2,202)	944,986	5,490,352	—	—
Multimanager Mid Cap Value Portfolio	247,196	3,387,950	15,440	(98,796)	3,715	434,221	3,742,530	—	—

Total		1,187,814,323	46,105,115	(79,193,477)	2,397,097	72,239,789	1,229,362,847	253,965	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,229,362,847	$—	$1,229,362,847

Total Assets	$—	$1,229,362,847	$—	$1,229,362,847

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,229,362,847	$—	$1,229,362,847

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,452,266
Aggregate gross unrealized depreciation	(10,668,188)

Net unrealized appreciation	$163,784,078

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,065,578,769

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.2%)
1290 VT Equity Income Portfolio‡	21,600,750	$89,376,740
1290 VT GAMCO Small Company Value Portfolio‡	1,201,155	69,188,945
1290 VT Micro Cap Portfolio‡	2,629,952	27,942,820
1290 VT Small Cap Value Portfolio‡	4,996,002	52,900,229
ATM International Managed Volatility Portfolio‡	48,828,492	491,641,677
ATM Large Cap Managed Volatility Portfolio‡	59,639,134	871,444,059
ATM Mid Cap Managed Volatility Portfolio‡	9,397,411	70,711,701
ATM Small Cap Managed Volatility Portfolio‡	23,844,578	278,120,509
AXA Global Equity Managed Volatility Portfolio‡	10,678,449	177,597,661
AXA International Core Managed Volatility Portfolio‡	11,220,788	117,454,092
AXA International Value Managed Volatility Portfolio‡	6,667,562	83,811,996
AXA Large Cap Core Managed Volatility Portfolio‡	19,993,323	213,059,125
AXA Large Cap Growth Managed Volatility Portfolio‡	5,126,251	173,274,619
AXA Large Cap Value Managed Volatility Portfolio‡	8,547,821	150,481,223
AXA/AB Small Cap Growth Portfolio‡	8,345,258	154,846,041
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,411,182	35,972,307
AXA/Loomis Sayles Growth Portfolio‡	7,776,571	67,757,470
AXA/Morgan Stanley Small Cap Growth Portfolio‡	4,711,869	52,225,790
EQ/BlackRock Basic Value Equity Portfolio‡	5,099,409	115,207,914
EQ/International Equity Index Portfolio‡	2,200,097	20,014,166
EQ/JPMorgan Value Opportunities Portfolio‡	5,762,231	97,352,258
EQ/Large Cap Growth Index Portfolio‡	444,571	6,847,848
EQ/MFS International Growth Portfolio‡	29,282,191	222,623,258
EQ/T. Rowe Price Growth Stock Portfolio‡	632,767	32,096,655
Multimanager Mid Cap Growth Portfolio*‡	1,653,975	17,356,375
Multimanager Mid Cap Value Portfolio‡	1,778,501	26,926,428

Total Equity		3,716,231,906

Fixed Income (48.8%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	14,688,316	146,359,425
1290 VT High Yield Bond Portfolio‡	5,899,728	56,265,725
EQ/Core Bond Index Portfolio‡	99,307,467	982,176,879
EQ/Global Bond PLUS Portfolio‡	10,862,570	98,809,157
EQ/Intermediate Government Bond Portfolio‡	128,193,631	1,316,054,906
EQ/PIMCO Ultra Short Bond Portfolio‡	53,300,873	528,266,252
EQ/Quality Bond PLUS Portfolio‡	22,319,965	189,727,344
Multimanager Core Bond Portfolio‡	22,904,070	223,375,658

Total Fixed Income		3,541,035,346

Total Investments in Securities (100.0%) (Cost $6,121,297,819)		7,257,267,252
Other Assets Less Liabilities (0.0%)		3,511,948

Net Assets (100%)		$7,260,779,200

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	14,688,316	124,720,549	20,600,000	(3,371,428)	13,891	4,396,413	146,359,425	—	—
1290 VT Equity Income Portfolio	21,600,750	90,755,350	—	(11,389,796)	21,963	9,989,223	89,376,740	—	—
1290 VT GAMCO Small Company Value Portfolio	1,201,155	98,595,715	—	(43,208,164)	16,209,920	(2,408,526)	69,188,945	—	—
1290 VT High Yield Bond Portfolio	5,899,728	54,094,752	—	(1,444,897)	2,093	3,613,777	56,265,725	—	—
1290 VT Micro Cap Portfolio	2,629,952	24,071,957	—	(481,633)	7,939	4,344,557	27,942,820	—	—
1290 VT Small Cap Value Portfolio	4,996,002	49,446,595	—	(5,663,265)	10,792	9,106,107	52,900,229	—	—
ATM International Managed Volatility Portfolio	48,828,492	425,641,461	34,250,000	(12,522,447)	(7,484)	44,280,147	491,641,677	—	—
ATM Large Cap Managed Volatility Portfolio	59,639,134	778,037,434	16,000,000	(24,081,629)	344,845	101,143,409	871,444,059	—	—
ATM Mid Cap Managed Volatility Portfolio	9,397,411	46,182,870	17,700,000	(1,444,898)	40,700	8,233,029	70,711,701	—	—
ATM Small Cap Managed Volatility Portfolio	23,844,578	209,921,581	39,500,000	(4,816,326)	160,415	33,354,839	278,120,509	—	—
AXA Global Equity Managed Volatility Portfolio	10,678,449	167,923,474	—	(9,334,693)	304,265	18,704,615	177,597,661	—	—
AXA International Core Managed Volatility Portfolio	11,220,788	111,338,019	—	(5,389,795)	182	11,505,686	117,454,092	—	—
AXA International Value Managed Volatility Portfolio	6,667,562	53,873,638	24,999,999	(1,444,898)	3,671	6,379,586	83,811,996	—	—
AXA Large Cap Core Managed Volatility Portfolio	19,993,323	192,712,372	—	(5,779,590)	120,250	26,006,093	213,059,125	—	—
AXA Large Cap Growth Managed Volatility Portfolio	5,126,251	160,799,202	—	(11,297,957)	52,144	23,721,230	173,274,619	—	—
AXA Large Cap Value Managed Volatility Portfolio	8,547,821	123,953,147	14,500,000	(3,853,061)	62,664	15,818,473	150,481,223	—	—
AXA/AB Small Cap Growth Portfolio	8,345,258	173,042,354	—	(47,834,693)	1,004,701	28,633,679	154,846,041	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	2,411,182	27,886,226	4,500,001	(481,633)	21,631	4,046,082	35,972,307	—	—
AXA/Loomis Sayles Growth Portfolio	7,776,571	64,420,770	—	(6,926,529)	305,006	9,958,223	67,757,470	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	4,711,869	42,584,816	—	(963,265)	8,116	10,596,123	52,225,790	—	—
EQ/BlackRock Basic Value Equity Portfolio	5,099,409	107,587,069	—	(4,334,694)	98,941	11,856,598	115,207,914	—	—
EQ/Core Bond Index Portfolio	99,307,467	1,011,184,535	—	(51,434,689)	629,950	21,797,083	982,176,879	—	—
EQ/Global Bond PLUS Portfolio	10,862,570	91,649,413	7,599,999	(2,408,163)	22,056	1,945,852	98,809,157	—	—
EQ/Intermediate Government Bond Portfolio	128,193,631	1,364,607,107	—	(66,585,710)	(1,297,469)	19,330,978	1,316,054,906	—	—
EQ/International Equity Index Portfolio	2,200,097	21,235,273	—	(3,000,000)	(99,537)	1,878,430	20,014,166	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	5,762,231	99,669,446	—	(14,621,429)	304,296	11,999,945	97,352,258	—	—
EQ/Large Cap Growth Index Portfolio	444,571	11,752,575	—	(6,000,000)	2,793,479	(1,698,206)	6,847,848	—	—
EQ/MFS International Growth Portfolio	29,282,191	288,359,120	—	(94,324,489)	7,386,002	21,202,625	222,623,258	—	—
EQ/PIMCO Ultra Short Bond Portfolio	53,300,873	535,818,912	22,800,001	(34,948,978)	(79,889)	4,676,206	528,266,252	—	—
EQ/Quality Bond PLUS Portfolio	22,319,965	140,530,165	49,700,001	(3,853,061)	12,460	3,337,779	189,727,344	—	—
EQ/T. Rowe Price Growth Stock Portfolio	632,767	28,503,716	—	(963,266)	37,194	4,519,011	32,096,655	—	—
Multimanager Core Bond Portfolio	22,904,070	178,068,514	46,039,801	(4,816,326)	(19,985)	4,103,654	223,375,658	1,339,801	—
Multimanager Mid Cap Growth Portfolio*	1,653,975	14,408,738	—	—	—	2,947,637	17,356,375	—	—
Multimanager Mid Cap Value Portfolio	1,778,501	24,268,615	—	(481,633)	13,486	3,125,960	26,926,428	—	—

Total		6,937,645,480	298,189,802	(489,503,035)	28,488,688	482,446,317	7,257,267,252	1,339,801	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,257,267,252	$—	$7,257,267,252

Total Assets	$—	$7,257,267,252	$—	$7,257,267,252

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,257,267,252	$—	$7,257,267,252

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,172,807,913
Aggregate gross unrealized depreciation	(65,887,400)

Net unrealized appreciation	$1,106,920,513

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,150,346,739

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.6%)
1290 VT Equity Income Portfolio‡	34,129,596	$141,216,949
1290 VT GAMCO Small Company Value Portfolio‡	2,809,413	161,827,879
1290 VT Micro Cap Portfolio‡	5,665,022	60,189,955
1290 VT Small Cap Value Portfolio‡	8,895,884	94,194,171
ATM International Managed Volatility Portfolio‡	72,911,435	734,126,717
ATM Large Cap Managed Volatility Portfolio‡	98,396,331	1,437,762,303
ATM Mid Cap Managed Volatility Portfolio‡	9,625,247	72,426,077
ATM Small Cap Managed Volatility Portfolio‡	45,008,520	524,974,381
AXA Global Equity Managed Volatility Portfolio‡	17,111,476	284,587,960
AXA International Core Managed Volatility Portfolio‡	18,082,317	189,277,457
AXA International Value Managed Volatility Portfolio‡	10,386,320	130,557,208
AXA Large Cap Core Managed Volatility Portfolio‡	35,451,428	377,788,642
AXA Large Cap Growth Managed Volatility Portfolio‡	8,551,567	289,055,192
AXA Large Cap Value Managed Volatility Portfolio‡	15,031,622	264,626,123
AXA/AB Small Cap Growth Portfolio‡	16,368,280	303,712,984
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,714,514	70,335,608
AXA/Loomis Sayles Growth Portfolio‡	12,337,300	107,495,222
AXA/Morgan Stanley Small Cap Growth Portfolio‡	11,357,692	125,887,291
EQ/BlackRock Basic Value Equity Portfolio‡	8,421,612	190,264,458
EQ/International Equity Index Portfolio‡	4,095,637	37,257,798
EQ/JPMorgan Value Opportunities Portfolio‡	7,989,761	134,986,136
EQ/Large Cap Growth Index Portfolio‡	900,861	13,876,206
EQ/MFS International Growth Portfolio‡	50,317,669	382,549,353
EQ/T. Rowe Price Growth Stock Portfolio‡	1,235,471	62,668,431
Multimanager Mid Cap Growth Portfolio*‡	2,174,059	22,813,997
Multimanager Mid Cap Value Portfolio‡	1,351,442	20,460,780

Total Equity		6,234,919,278

Fixed Income (28.4%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	10,230,488	101,940,096
1290 VT High Yield Bond Portfolio‡	3,868,674	36,895,550
EQ/Core Bond Index Portfolio‡	66,572,678	658,421,232
EQ/Global Bond PLUS Portfolio‡	1,245,562	11,330,003
EQ/Intermediate Government Bond Portfolio‡	94,240,210	967,484,027
EQ/PIMCO Ultra Short Bond Portfolio‡	37,068,457	367,386,384
EQ/Quality Bond PLUS Portfolio‡	18,542,889	157,620,903
Multimanager Core Bond Portfolio‡	18,129,205	176,808,011

Total Fixed Income		2,477,886,206

Total Investments in Securities (100.0%) (Cost $6,718,496,936)		8,712,805,484
Other Assets Less Liabilities (0.0%)		2,504,512

Net Assets (100%)		$8,715,309,996

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	10,230,488	86,591,482	14,549,999	(2,258,298)	8,212	3,048,701	101,940,096	—	—
1290 VT Equity Income Portfolio	34,129,596	154,992,993	—	(30,616,596)	55,940	16,784,612	141,216,949	—	—
1290 VT GAMCO Small Company Value Portfolio	2,809,413	161,667,208	—	(24,216,596)	1,087,040	23,290,227	161,827,879	—	—
1290 VT High Yield Bond Portfolio	3,868,674	31,725,208	3,500,000	(564,575)	1,001	2,233,916	36,895,550	—	—
1290 VT Micro Cap Portfolio	5,665,022	51,929,809	—	(1,129,149)	81,305	9,307,990	60,189,955	—	—
1290 VT Small Cap Value Portfolio	8,895,884	80,425,980	—	(1,693,724)	22,407	15,439,508	94,194,171	—	—
ATM International Managed Volatility Portfolio	72,911,435	650,097,945	36,250,000	(18,630,959)	39,126	66,370,605	734,126,717	—	—
ATM Large Cap Managed Volatility Portfolio	98,396,331	1,287,277,428	20,500,000	(37,261,919)	626,639	166,620,155	1,437,762,303	—	—
ATM Mid Cap Managed Volatility Portfolio	9,625,247	65,578,316	—	(2,258,297)	83,365	9,022,693	72,426,077	—	—
ATM Small Cap Managed Volatility Portfolio	45,008,520	438,398,006	33,000,000	(11,291,491)	408,044	64,459,822	524,974,381	—	—
AXA Global Equity Managed Volatility Portfolio	17,111,476	255,194,435	6,249,999	(6,774,894)	(28,477)	29,946,897	284,587,960	—	—
AXA International Core Managed Volatility Portfolio	18,082,317	175,551,971	—	(4,516,597)	33,703	18,208,380	189,277,457	—	—
AXA International Value Managed Volatility Portfolio	10,386,320	88,205,597	34,500,001	(2,822,873)	1,459	10,673,024	130,557,208	—	—
AXA Large Cap Core Managed Volatility Portfolio	35,451,428	341,084,415	—	(9,597,767)	226,555	46,075,439	377,788,642	—	—
AXA Large Cap Growth Managed Volatility Portfolio	8,551,567	257,328,051	—	(7,339,469)	197,729	38,868,881	289,055,192	—	—
AXA Large Cap Value Managed Volatility Portfolio	15,031,622	248,920,736	—	(12,254,043)	168,977	27,790,453	264,626,123	—	—
AXA/AB Small Cap Growth Portfolio	16,368,280	285,240,295	—	(33,039,469)	2,815,686	48,696,472	303,712,984	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	4,714,514	59,337,517	4,250,000	(1,129,149)	41,795	7,835,445	70,335,608	—	—
AXA/Loomis Sayles Growth Portfolio	12,337,300	99,722,726	—	(8,572,873)	319,385	16,025,984	107,495,222	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	11,357,692	102,581,627	—	(2,258,299)	(5,065)	25,569,028	125,887,291	—	—
EQ/BlackRock Basic Value Equity Portfolio	8,421,612	193,860,931	—	(24,445,745)	1,737,257	19,112,015	190,264,458	—	—
EQ/Core Bond Index Portfolio	66,572,678	690,960,017	—	(47,630,960)	1,381,272	13,710,903	658,421,232	—	—
EQ/Global Bond PLUS Portfolio	1,245,562	11,102,729	—	—	—	227,274	11,330,003	—	—
EQ/Intermediate Government Bond Portfolio	94,240,210	1,019,895,514	—	(65,728,726)	(1,188,457)	14,505,696	967,484,027	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/International Equity Index Portfolio	4,095,637	61,138,101	—	(28,193,724)	(537,474)	4,850,895	37,257,798	—	—
EQ/JPMorgan Value Opportunities Portfolio	7,989,761	135,415,357	—	(17,366,596)	252,005	16,685,370	134,986,136	—	—
EQ/Large Cap Growth Index Portfolio	900,861	18,484,293	—	(6,564,573)	3,256,990	(1,300,504)	13,876,206	—	—
EQ/MFS International Growth Portfolio	50,317,669	392,809,580	—	(55,841,491)	1,892,238	43,689,026	382,549,353	—	—
EQ/PIMCO Ultra Short Bond Portfolio	37,068,457	361,773,231	18,600,001	(16,162,342)	(22,353)	3,197,847	367,386,384	—	—
EQ/Quality Bond PLUS Portfolio	18,542,889	109,078,801	48,600,001	(2,822,873)	8,783	2,756,191	157,620,903	—	—
EQ/T. Rowe Price Growth Stock Portfolio	1,235,471	58,347,484	—	(4,693,723)	235,778	8,778,892	62,668,431	—	—
Multimanager Core Bond Portfolio	18,129,205	130,290,763	46,803,365	(3,387,447)	(17,042)	3,118,372	176,808,011	1,003,366	—
Multimanager Mid Cap Growth Portfolio*	2,174,059	18,939,490	—	—	—	3,874,507	22,813,997	—	—
Multimanager Mid Cap Value Portfolio	1,351,442	18,619,996	—	(564,575)	5,664	2,399,695	20,460,780	—	—

Total		8,142,568,032	266,803,366	(491,629,812)	13,189,487	781,874,411	8,712,805,484	1,003,366	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,712,805,484	$—	$8,712,805,484

Total Assets	$—	$8,712,805,484	$—	$8,712,805,484

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,712,805,484	$—	$8,712,805,484

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,964,288,877
Aggregate gross unrealized depreciation	(46,437,831)

Net unrealized appreciation	$1,917,851,046

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,794,954,438

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.8%)
1290 VT Equity Income Portfolio‡	17,849,119	$73,853,735
1290 VT GAMCO Small Company Value Portfolio‡	1,422,472	81,937,239
1290 VT Micro Cap Portfolio‡	2,557,856	27,176,809
1290 VT Small Cap Value Portfolio‡	3,091,139	32,730,567
ATM International Managed Volatility Portfolio‡	35,445,798	356,894,737
ATM Large Cap Managed Volatility Portfolio‡	52,513,268	767,321,270
ATM Mid Cap Managed Volatility Portfolio‡	5,520,739	41,541,321
ATM Small Cap Managed Volatility Portfolio‡	19,805,533	231,009,533
AXA Global Equity Managed Volatility Portfolio‡	8,169,200	135,865,320
AXA International Core Managed Volatility Portfolio‡	7,527,992	78,799,592
AXA International Value Managed Volatility Portfolio‡	4,975,545	62,543,158
AXA Large Cap Core Managed Volatility Portfolio‡	16,558,728	176,458,323
AXA Large Cap Growth Managed Volatility Portfolio‡	3,740,927	126,448,696
AXA Large Cap Value Managed Volatility Portfolio‡	7,969,170	140,294,287
AXA/AB Small Cap Growth Portfolio‡	5,895,178	109,384,875
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,413,985	36,014,121
AXA/Loomis Sayles Growth Portfolio‡	7,619,678	66,390,454
AXA/Morgan Stanley Small Cap Growth Portfolio‡	5,302,848	58,776,133
EQ/BlackRock Basic Value Equity Portfolio‡	4,420,949	99,879,871
EQ/International Equity Index Portfolio‡	3,417,322	31,087,205
EQ/JPMorgan Value Opportunities Portfolio‡	3,043,714	51,423,214
EQ/Large Cap Growth Index Portfolio‡	347,451	5,351,885
EQ/MFS International Growth Portfolio‡	24,975,240	189,878,871
EQ/T. Rowe Price Growth Stock Portfolio‡	375,484	19,046,165
Multimanager Mid Cap Growth Portfolio*‡	876,049	9,193,030
Multimanager Mid Cap Value Portfolio‡	449,016	6,798,086

Total Equity		3,016,098,497

Fixed Income (8.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,382,772	13,778,417
1290 VT High Yield Bond Portfolio‡	422,061	4,025,197
EQ/Core Bond Index Portfolio‡	7,912,422	78,255,923
EQ/Intermediate Government Bond Portfolio‡	10,715,134	110,003,160
EQ/PIMCO Ultra Short Bond Portfolio‡	3,484,874	34,538,675
EQ/Quality Bond PLUS Portfolio‡	1,368,942	11,636,477
Multimanager Core Bond Portfolio‡	1,757,040	17,135,815

Total Fixed Income		269,373,664

Total Investments in Securities (100.0%) (Cost $2,393,492,118)		3,285,472,161
Other Assets Less Liabilities (0.0%)		1,044,213

Net Assets (100%)		$3,286,516,374

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,382,772	13,728,002	15,233	(410,018)	(442)	445,642	13,778,417	—	—
1290 VT Equity Income Portfolio	17,849,119	67,868,129	68,546	(1,845,082)	265	7,761,877	73,853,735	—	—
1290 VT GAMCO Small Company Value Portfolio	1,422,472	73,065,277	83,780	(2,255,101)	(17,508)	11,060,791	81,937,239	—	—
1290 VT High Yield Bond Portfolio	422,061	3,770,938	—	—	—	254,259	4,025,197	—	—
1290 VT Micro Cap Portfolio	2,557,856	23,517,048	22,848	(615,027)	47,323	4,204,617	27,176,809	—	—
1290 VT Small Cap Value Portfolio	3,091,139	28,116,598	30,466	(820,037)	13,107	5,390,433	32,730,567	—	—
ATM International Managed Volatility Portfolio	35,445,798	291,530,479	41,819,882	(8,610,384)	2,592	32,152,168	356,894,737	—	—
ATM Large Cap Managed Volatility Portfolio	52,513,268	693,436,132	3,700,693	(18,860,841)	363,996	88,681,290	767,321,270	—	—
ATM Mid Cap Managed Volatility Portfolio	5,520,739	37,329,660	38,081	(1,025,046)	16,478	5,182,148	41,541,321	—	—
ATM Small Cap Managed Volatility Portfolio	19,805,533	178,203,293	29,667,559	(4,510,201)	46,653	27,602,229	231,009,533	—	—
AXA Global Equity Managed Volatility Portfolio	8,169,200	124,779,507	121,860	(3,280,146)	(4,818)	14,248,917	135,865,320	—	—
AXA International Core Managed Volatility Portfolio	7,527,992	73,350,248	83,779	(2,255,101)	21,485	7,599,181	78,799,592	—	—
AXA International Value Managed Volatility Portfolio	4,975,545	51,501,483	7,045,698	(1,230,055)	25,200	5,200,832	62,543,158	—	—
AXA Large Cap Core Managed Volatility Portfolio	16,558,728	168,632,856	167,556	(14,510,201)	192,080	21,976,032	176,458,323	—	—
AXA Large Cap Growth Managed Volatility Portfolio	3,740,927	112,328,676	114,244	(3,075,137)	92,498	16,988,415	126,448,696	—	—
AXA Large Cap Value Managed Volatility Portfolio	7,969,170	143,427,696	137,093	(18,690,165)	4,483,891	10,935,772	140,294,287	—	—
AXA/AB Small Cap Growth Portfolio	5,895,178	95,056,944	114,243	(3,075,137)	223,480	17,065,345	109,384,875	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	2,413,985	28,704,000	4,022,848	(615,027)	25,806	3,876,494	36,014,121	—	—
AXA/Loomis Sayles Growth Portfolio	7,619,678	61,094,347	53,313	(4,685,064)	60,593	9,867,265	66,390,454	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	5,302,848	47,999,291	45,697	(1,230,055)	11,170	11,950,030	58,776,133	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,420,949	92,034,401	83,779	(2,505,101)	56,194	10,210,598	99,879,871	—	—
EQ/Core Bond Index Portfolio	7,912,422	82,926,268	76,162	(6,550,091)	2,849	1,800,735	78,255,923	—	—
EQ/Intermediate Government Bond Portfolio	10,715,134	116,949,055	114,243	(8,575,137)	(69,361)	1,584,360	110,003,160	—	—
EQ/International Equity Index Portfolio	3,417,322	51,510,844	38,082	(23,525,046)	6,844,496	(3,781,171)	31,087,205	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	3,043,714	47,260,409	68,546	(1,845,082)	31,577	5,907,764	51,423,214	—	—
EQ/Large Cap Growth Index Portfolio	347,451	15,018,153	15,232	(10,410,018)	5,687,631	(4,959,113)	5,351,885	—	—
EQ/MFS International Growth Portfolio	24,975,240	187,094,054	190,406	(19,125,229)	(128,865)	21,848,505	189,878,871	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,484,874	35,214,541	38,081	(1,025,046)	(828)	311,927	34,538,675	—	—
EQ/Quality Bond PLUS Portfolio	1,368,942	11,609,517	7,616	(205,009)	(322)	224,675	11,636,477	—	—
EQ/T. Rowe Price Growth Stock Portfolio	375,484	17,106,071	30,465	(820,037)	39,639	2,690,027	19,046,165	—	—
Multimanager Core Bond Portfolio	1,757,040	17,083,413	125,778	(410,018)	(2,283)	338,925	17,135,815	110,546	—
Multimanager Mid Cap Growth Portfolio*	876,049	7,803,466	7,615	(205,009)	7,767	1,579,191	9,193,030	—	—
Multimanager Mid Cap Value Portfolio	449,016	6,194,374	7,617	(205,009)	9,939	791,165	6,798,086	—	—

Total		3,005,245,170	88,157,041	(167,003,657)	18,082,282	340,991,325	3,285,472,161	110,546	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,285,472,161	$—	$3,285,472,161

Total Assets	$—	$3,285,472,161	$—	$3,285,472,161

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,285,472,161	$—	$3,285,472,161

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$891,698,423
Aggregate gross unrealized depreciation	(33,244,415)

Net unrealized appreciation	$858,454,008

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,427,018,153

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (0.4%)
Invesco DB Base Metals Fund	1,320	$22,493
Invesco DB Commodity Index Tracking Fund	2,390	38,001
Invesco DB Gold Fund	1,870	74,201
Invesco DB Silver Fund	400	8,936

Total Commodity		143,631

Equity (1.6%)
Invesco S&P 500 BuyWrite ETF	6,750	141,953
iShares Global Infrastructure ETF	4,040	181,275
iShares Micro-Cap ETF	340	31,538
iShares MSCI EAFE Small-Cap ETF	2,970	170,597
iShares U.S. Oil & Gas Exploration & Production ETF	740	43,053

Total Equity		568,416

Fixed Income (22.2%)
iShares Floating Rate Bond ETF	32,620	1,660,684
iShares International Treasury Bond ETF	2,240	109,850
iShares JP Morgan USD Emerging Markets Bond ETF	24,320	2,676,659
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	35,730	973,643
Vanguard Short-Term Inflation-Protected Securities ETF	8,380	407,938
Vanguard Total International Bond ETF	39,310	2,192,319

Total Fixed Income		8,021,093

Specialty (0.5%)
Invesco DB G10 Currency Harvest Fund	7,390	180,722

Total Exchange Traded Funds (24.7%) (Cost $8,858,480)		8,913,862

INVESTMENT COMPANIES:
Alternatives (10.7%)
1290 VT Convertible Securities Portfolio‡	259,376	2,925,321
1290 VT Energy Portfolio‡	8,187	52,047
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	37,190	470,362
1290 VT Natural Resources Portfolio‡	7,716	63,672
1290 VT Real Estate Portfolio‡	11,234	129,539
AQR Managed Futures Strategy Fund, Institutional Class*	6,433	54,484
BlackRock Global Long/Short Credit Fund, Institutional Class	8,646	84,988
Franklin K2 Alternative Strategies Fund, Advisor Class	7,361	83,322

Total Alternatives		3,863,735

Equity (19.1%)
1290 VT GAMCO Small Company Value Portfolio‡	6,083	350,385
1290 VT Low Volatility Global Equity Portfolio‡	15,783	190,614
1290 VT Micro Cap Portfolio‡	12,855	136,579
1290 VT SmartBeta Equity Portfolio‡	13,984	182,220
AXA/AB Small Cap Growth Portfolio‡	19,492	361,667
AXA/ClearBridge Large Cap Growth Portfolio‡	30,354	388,494
AXA/Janus Enterprise Portfolio*‡	26,192	528,533
EQ/BlackRock Basic Value Equity Portfolio‡	15,977	360,966
EQ/Capital Guardian Research Portfolio‡	27,483	725,845
EQ/Emerging Markets Equity PLUS Portfolio‡	35,923	341,125
EQ/International Equity Index Portfolio‡	101,461	922,984
EQ/Invesco Comstock Portfolio‡	20,717	351,640
EQ/MFS International Growth Portfolio‡	71,771	545,656
EQ/T. Rowe Price Growth Stock Portfolio‡	7,107	360,500
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,714	11,807
MSIF Frontier Markets Portfolio, Institutional Class	10,385	171,973
Multimanager Mid Cap Value Portfolio‡	37,778	571,963
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,223	170,636
Templeton Global Smaller Companies Fund, Advisor Class	22,940	208,526

Total Equity		6,882,113

Fixed Income (44.6%)
1290 VT High Yield Bond Portfolio‡	179,103	1,708,104
Eaton Vance Floating-Rate Fund, Institutional Class	112,371	997,854
EQ/Global Bond PLUS Portfolio‡	294,344	2,677,441
EQ/Intermediate Government Bond Portfolio‡	260,258	2,671,847
EQ/PIMCO Global Real Return Portfolio‡	234,358	2,317,563
EQ/PIMCO Ultra Short Bond Portfolio‡	267,672	2,652,904
Multimanager Core Bond Portfolio‡	275,263	2,684,550
PIMCO Foreign Bond Fund Unhedged, Institutional Class	35,653	338,706

Total Fixed Income		16,048,969

Total Investment Companies (74.4%) (Cost $26,007,320)		26,794,817

Total Investments in Securities (99.1%) (Cost $34,865,800)		35,708,679
Other Assets Less Liabilities (0.9%)		332,041

Net Assets (100%)		$36,040,720

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	259,376	2,567,555	287,355	(247,774)	861	317,324	2,925,321	—	—
1290 VT Energy Portfolio	8,187	40,584	6,523	(2,173)	(4)	7,117	52,047	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	37,190	415,562	45,659	(15,208)	27	24,322	470,362	—	—
1290 VT GAMCO Small Company Value Portfolio	6,083	284,984	32,614	(10,863)	(3)	43,653	350,385	—	—
1290 VT High Yield Bond Portfolio	179,103	1,492,544	169,591	(56,488)	44	102,413	1,708,104	—	—
1290 VT Low Volatility Global Equity Portfolio	15,783	160,927	19,567	(6,518)	(21)	16,659	190,614	—	—
1290 VT Micro Cap Portfolio	12,855	108,058	13,045	(4,345)	70	19,751	136,579	—	—
1290 VT Natural Resources Portfolio	7,716	52,042	6,523	(2,173)	1	7,279	63,672	—	—
1290 VT Real Estate Portfolio	11,234	105,089	13,044	(4,345)	1	15,750	129,539	—	—
1290 VT SmartBeta Equity Portfolio	13,984	150,897	19,569	(6,518)	(9)	18,281	182,220	—	—
AXA/AB Small Cap Growth Portfolio	19,492	316,253	32,614	(44,863)	(60)	57,723	361,667	—	—
AXA/ClearBridge Large Cap Growth Portfolio	30,354	311,671	39,138	(13,036)	35	50,686	388,494	—	—
AXA/Janus Enterprise Portfolio*	26,192	474,306	52,182	(84,581)	(1,649)	88,275	528,533	—	—
EQ/BlackRock Basic Value Equity Portfolio	15,977	304,637	32,615	(10,863)	15	34,562	360,966	—	—
EQ/Capital Guardian Research Portfolio	27,483	627,894	71,749	(91,099)	2,542	114,759	725,845	—	—
EQ/Emerging Markets Equity PLUS Portfolio	35,923	321,031	32,613	(44,863)	310	32,034	341,125	—	—
EQ/Global Bond PLUS Portfolio	294,344	2,401,060	311,907	(86,904)	(13)	51,391	2,677,441	—	—
EQ/Intermediate Government Bond Portfolio	260,258	2,395,646	328,108	(86,904)	7	34,990	2,671,847	—	—
EQ/International Equity Index Portfolio	101,461	789,110	84,794	(28,244)	(15)	77,339	922,984	—	—
EQ/Invesco Comstock Portfolio	20,717	291,391	39,138	(13,036)	(29)	34,176	351,640	—	—
EQ/MFS International Growth Portfolio	71,771	452,198	52,182	(17,381)	25	58,632	545,656	—	—
EQ/PIMCO Global Real Return Portfolio	234,358	2,017,913	289,771	(73,868)	16	83,731	2,317,563	—	—
EQ/PIMCO Ultra Short Bond Portfolio	267,672	2,356,947	361,308	(86,904)	14	21,539	2,652,904	—	—
EQ/T. Rowe Price Growth Stock Portfolio	7,107	317,349	39,135	(47,036)	1,002	50,050	360,500	—	—
Multimanager Core Bond Portfolio	275,263	2,377,111	344,502	(86,904)	(25)	49,866	2,684,550	16,394	—
Multimanager Mid Cap Value Portfolio	37,778	475,074	52,181	(17,381)	(51)	62,140	571,963	—	—

Total		21,607,833	2,777,427	(1,190,272)	3,091	1,474,442	24,672,521	16,394	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,913,862	$—	$—	$8,913,862
Investment Companies
Investment Companies	2,122,296	24,672,521	—	26,794,817

Total Assets	$11,036,158	$24,672,521	$—	$35,708,679

Total Liabilities	$—	$—	$—	$—

Total	$11,036,158	$24,672,521	$—	$35,708,679

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,171,019
Aggregate gross unrealized depreciation	(328,140)

Net unrealized appreciation	$842,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,865,800

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.0%)
Invesco DB Base Metals Fund	3,010	$51,290
Invesco DB Commodity Index Tracking Fund	6,830	108,597
Invesco DB Gold Fund	4,280	169,830
Invesco DB Silver Fund	1,090	24,351

Total Commodity		354,068

Equity (3.0%)
Invesco S&P 500 BuyWrite ETF	13,890	292,107
iShares Global Infrastructure ETF	6,950	311,846
iShares Micro-Cap ETF	700	64,932
iShares MSCI EAFE Small-Cap ETF	4,530	260,203
iShares U.S. Oil & Gas Exploration & Production ETF	2,260	131,487

Total Equity		1,060,575

Fixed Income (16.4%)
iShares Floating Rate Bond ETF	25,860	1,316,533
iShares International Treasury Bond ETF	2,040	100,042
iShares JP Morgan USD Emerging Markets Bond ETF	17,850	1,964,571
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,470	585,057
Vanguard Short-Term Inflation-Protected Securities ETF	5,900	287,212
Vanguard Total International Bond ETF	27,670	1,543,156

Total Fixed Income		5,796,571

Specialty (0.9%)
Invesco DB G10 Currency Harvest Fund	12,470	304,954

Total Exchange Traded Funds (21.3%) (Cost $7,518,210)		7,516,168

INVESTMENT COMPANIES:
Alternatives (11.5%)
1290 VT Convertible Securities Portfolio‡	200,794	2,264,609
1290 VT Energy Portfolio‡	18,877	120,005
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	44,523	563,101
1290 VT Natural Resources Portfolio‡	17,914	147,825
1290 VT Real Estate Portfolio‡	27,278	314,528
AQR Managed Futures Strategy Fund, Institutional Class*	29,523	250,056
BlackRock Global Long/Short Credit Fund, Institutional Class	26,488	260,375
Franklin K2 Alternative Strategies Fund, Advisor Class	11,952	135,302

Total Alternatives		4,055,801

Equity (34.2%)
1290 VT GAMCO Small Company Value Portfolio‡	10,638	612,773
1290 VT Low Volatility Global Equity Portfolio‡	27,636	333,770
1290 VT Micro Cap Portfolio‡	22,591	240,021
1290 VT SmartBeta Equity Portfolio‡	22,399	291,884
AXA/AB Small Cap Growth Portfolio‡	32,445	602,010
AXA/ClearBridge Large Cap Growth Portfolio‡	51,024	653,045
AXA/Janus Enterprise Portfolio*‡	45,829	924,798
EQ/BlackRock Basic Value Equity Portfolio‡	27,532	622,007
EQ/Capital Guardian Research Portfolio‡	48,617	1,284,000
EQ/Emerging Markets Equity PLUS Portfolio‡	64,920	616,489
EQ/International Equity Index Portfolio‡	170,839	1,554,111
EQ/Invesco Comstock Portfolio‡	37,261	632,456
EQ/MFS International Growth Portfolio‡	126,294	960,171
EQ/T. Rowe Price Growth Stock Portfolio‡	12,268	622,269
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	36,235	249,657
MSIF Frontier Markets Portfolio, Institutional Class	16,567	274,350
Multimanager Mid Cap Value Portfolio‡	63,379	959,563
Templeton Emerging Markets Small Cap Fund, Advisor Class	21,007	293,261
Templeton Global Smaller Companies Fund, Advisor Class	40,084	364,360

Total Equity		12,090,995

Fixed Income (32.7%)
1290 VT High Yield Bond Portfolio‡	129,284	1,232,984
Eaton Vance Floating-Rate Fund, Institutional Class	66,596	591,370
EQ/Core Bond Index Portfolio‡	2,159	21,353
EQ/Global Bond PLUS Portfolio‡	213,490	1,941,968
EQ/Intermediate Government Bond Portfolio‡	188,718	1,937,405
EQ/PIMCO Global Real Return Portfolio‡	168,602	1,667,302
EQ/PIMCO Ultra Short Bond Portfolio‡	195,374	1,936,360
Multimanager Core Bond Portfolio‡	202,103	1,971,043
PIMCO Foreign Bond Fund Unhedged, Institutional Class	27,443	260,711

Total Fixed Income		11,560,496

Total Investment Companies (78.4%) (Cost $26,858,032)		27,707,292

Total Investments in Securities (99.7%) (Cost $34,376,242)		35,223,460
Other Assets Less Liabilities (0.3%)		121,154

Net Assets (100%)		$35,344,614

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	200,794	2,125,464	93,985	(214,040)	(454)	259,654	2,264,609	—	—
1290 VT Energy Portfolio	18,877	103,246	5,660	(6,600)	(58)	17,757	120,005	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	44,523	535,813	22,634	(26,400)	(49)	31,103	563,101	—	—
1290 VT GAMCO Small Company Value Portfolio	10,638	582,065	25,464	(82,200)	375	87,069	612,773	—	—
1290 VT High Yield Bond Portfolio	129,284	1,163,521	50,927	(59,399)	(265)	78,200	1,232,984	—	—
1290 VT Low Volatility Global Equity Portfolio	27,636	305,366	14,147	(16,500)	5	30,752	333,770	—	—
1290 VT Micro Cap Portfolio	22,591	234,568	8,489	(44,900)	440	41,424	240,021	—	—
1290 VT Natural Resources Portfolio	17,914	130,831	5,660	(6,600)	(17)	17,951	147,825	—	—
1290 VT Real Estate Portfolio	27,278	276,218	11,316	(13,200)	3	40,191	314,528	—	—
1290 VT SmartBeta Equity Portfolio	22,399	263,263	14,147	(16,500)	49	30,925	291,884	—	—
AXA/AB Small Cap Growth Portfolio	32,445	558,317	25,464	(82,200)	617	99,812	602,010	—	—
AXA/ClearBridge Large Cap Growth Portfolio	51,024	567,326	25,464	(29,700)	35	89,920	653,045	—	—
AXA/Janus Enterprise Portfolio*	45,829	847,685	39,610	(115,599)	(38)	153,140	924,798	—	—
EQ/BlackRock Basic Value Equity Portfolio	27,532	563,367	25,464	(29,700)	(77)	62,953	622,007	—	—
EQ/Capital Guardian Research Portfolio	48,617	1,149,744	50,928	(128,199)	(1,123)	212,650	1,284,000	—	—
EQ/Core Bond Index Portfolio	2,159	20,872	—	—	—	481	21,353	—	—
EQ/Emerging Markets Equity PLUS Portfolio	64,920	595,474	25,465	(64,100)	(108)	59,758	616,489	—	—
EQ/Global Bond PLUS Portfolio	213,490	1,864,076	131,721	(92,399)	(28)	38,598	1,941,968	—	—
EQ/Intermediate Government Bond Portfolio	188,718	1,838,091	165,822	(92,399)	(103)	25,994	1,937,405	—	—
EQ/International Equity Index Portfolio	170,839	1,427,575	65,074	(75,899)	(71)	137,432	1,554,111	—	—
EQ/Invesco Comstock Portfolio	37,261	570,578	25,464	(29,700)	74	66,040	632,456	—	—
EQ/MFS International Growth Portfolio	126,294	857,924	36,781	(42,899)	8	108,357	960,171	—	—
EQ/PIMCO Global Real Return Portfolio	168,602	1,546,847	137,904	(79,199)	(35)	61,785	1,667,302	—	—
EQ/PIMCO Ultra Short Bond Portfolio	195,374	1,811,980	200,522	(92,399)	28	16,229	1,936,360	—	—
EQ/T. Rowe Price Growth Stock Portfolio	12,268	570,948	25,466	(64,700)	(195)	90,750	622,269	—	—
Multimanager Core Bond Portfolio	202,103	1,830,939	198,365	(95,699)	(155)	37,593	1,971,043	12,214	—
Multimanager Mid Cap Value Portfolio	63,379	855,236	36,781	(42,899)	(35)	110,480	959,563	—	—

Total		23,197,334	1,468,724	(1,644,029)	(1,177)	2,006,998	25,027,850	12,214	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,516,168	$—	$—	$7,516,168
Investment Companies
Investment Companies	2,679,442	25,027,850	—	27,707,292

Total Assets	$10,195,610	$25,027,850	$—	$35,223,460

Total Liabilities	$—	$—	$—	$—

Total	$10,195,610	$25,027,850	$—	$35,223,460

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,378,406
Aggregate gross unrealized depreciation	(528,888)

Net unrealized appreciation	$849,518

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,373,942

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.6%)
Invesco DB Base Metals Fund	4,060	$69,182
Invesco DB Commodity Index Tracking Fund	9,150	145,485
Invesco DB Gold Fund	6,230	247,207
Invesco DB Silver Fund	1,350	30,159

Total Commodity		492,033

Equity (4.7%)
Invesco S&P 500 BuyWrite ETF	17,580	369,707
iShares Global Infrastructure ETF	8,680	389,472
iShares Micro-Cap ETF	640	59,366
iShares MSCI EAFE Small-Cap ETF	7,020	403,229
iShares U.S. Oil & Gas Exploration & Production ETF	4,270	248,429

Total Equity		1,470,203

Fixed Income (12.1%)
iShares Floating Rate Bond ETF	19,870	1,011,582
iShares International Treasury Bond ETF	1,730	84,839
iShares JP Morgan USD Emerging Markets Bond ETF	10,770	1,185,346
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	14,450	393,762
Vanguard Short-Term Inflation-Protected Securities ETF	3,450	167,946
Vanguard Total International Bond ETF	16,650	928,571

Total Fixed Income		3,772,046

Specialty (1.2%)
Invesco DB G10 Currency Harvest Fund	14,365	351,296

Total Exchange Traded Funds (19.6%) (Cost $6,012,553)		6,085,578

INVESTMENT COMPANIES:
Alternatives (12.8%)
1290 VT Convertible Securities Portfolio‡	142,448	1,606,567
1290 VT Energy Portfolio‡	29,226	185,788
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	51,675	653,552
1290 VT Natural Resources Portfolio‡	23,906	197,272
1290 VT Real Estate Portfolio‡	36,183	417,205
AQR Managed Futures Strategy Fund, Institutional Class*	47,871	405,467
BlackRock Global Long/Short Credit Fund, Institutional Class	39,768	390,924
Franklin K2 Alternative Strategies Fund, Advisor Class	10,666	120,734

Total Alternatives		3,977,509

Equity (43.9%)
1290 VT GAMCO Small Company Value Portfolio‡	12,059	694,616
1290 VT Low Volatility Global Equity Portfolio‡	30,408	367,250
1290 VT Micro Cap Portfolio‡	26,921	286,027
1290 VT SmartBeta Equity Portfolio‡	28,162	366,977
AXA/AB Small Cap Growth Portfolio‡	37,442	694,744
AXA/ClearBridge Large Cap Growth Portfolio‡	56,369	721,445
AXA/Janus Enterprise Portfolio*‡	52,463	1,058,676
EQ/BlackRock Basic Value Equity Portfolio‡	31,763	717,608
EQ/Capital Guardian Research Portfolio‡	54,449	1,438,029
EQ/Emerging Markets Equity PLUS Portfolio‡	72,126	684,914
EQ/International Equity Index Portfolio‡	192,946	1,755,216
EQ/Invesco Comstock Portfolio‡	41,616	706,372
EQ/MFS International Growth Portfolio‡	141,218	1,073,637
EQ/T. Rowe Price Growth Stock Portfolio‡	13,456	682,566
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	57,003	392,748
MSIF Frontier Markets Portfolio, Institutional Class	19,543	323,640
Multimanager Mid Cap Value Portfolio‡	70,831	1,072,376
Templeton Emerging Markets Small Cap Fund, Advisor Class	24,911	347,759
Templeton Global Smaller Companies Fund, Advisor Class	31,348	284,951

Total Equity		13,669,551

Fixed Income (23.3%)
1290 VT High Yield Bond Portfolio‡	85,324	813,736
Eaton Vance Floating-Rate Fund, Institutional Class	21,082	187,206
EQ/Core Bond Index Portfolio‡	1,511	14,947
EQ/Global Bond PLUS Portfolio‡	136,425	1,240,960
EQ/Intermediate Government Bond Portfolio‡	122,315	1,255,706
EQ/PIMCO Global Real Return Portfolio‡	108,147	1,069,464
EQ/PIMCO Ultra Short Bond Portfolio‡	125,897	1,247,769
Multimanager Core Bond Portfolio‡	128,997	1,258,061
PIMCO Foreign Bond Fund Unhedged, Institutional Class	18,958	180,102

Total Fixed Income		7,267,951

Total Investment Companies (80.0%) (Cost $23,834,833)		24,915,011

Total Investments in Securities (99.6%) (Cost $29,847,386)		31,000,589
Other Assets Less Liabilities (0.4%)		134,970

Net Assets (100%)		$31,135,559

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	142,448	1,489,834	59,414	(124,617)	(165)	182,101	1,606,567	—	—
1290 VT Energy Portfolio	29,226	157,549	6,855	(5,748)	3	27,129	185,788	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	51,675	614,212	22,851	(19,160)	6	35,643	653,552	—	—
1290 VT GAMCO Small Company Value Portfolio	12,059	626,046	25,138	(51,076)	356	94,152	694,616	—	—
1290 VT High Yield Bond Portfolio	85,324	729,574	59,707	(24,908)	5	49,358	813,736	—	—
1290 VT Low Volatility Global Equity Portfolio	30,408	331,557	13,710	(11,496)	(5)	33,484	367,250	—	—
1290 VT Micro Cap Portfolio	26,921	266,416	11,425	(39,580)	(1)	47,767	286,027	—	—
1290 VT Natural Resources Portfolio	23,906	172,452	6,855	(5,748)	7	23,706	197,272	—	—
1290 VT Real Estate Portfolio	36,183	362,228	13,711	(11,496)	1	52,761	417,205	—	—
1290 VT SmartBeta Equity Portfolio	28,162	326,203	13,711	(11,496)	(1)	38,560	366,977	—	—
AXA/AB Small Cap Growth Portfolio	37,442	623,129	25,136	(66,076)	(271)	112,826	694,744	—	—
AXA/ClearBridge Large Cap Growth Portfolio	56,369	645,712	27,422	(52,792)	54	101,049	721,445	—	—
AXA/Janus Enterprise Portfolio*	52,463	940,976	38,848	(92,372)	86	171,138	1,058,676	—	—
EQ/BlackRock Basic Value Equity Portfolio	31,763	641,444	27,422	(22,992)	8	71,726	717,608	—	—
EQ/Capital Guardian Research Portfolio	54,449	1,256,037	52,559	(103,769)	(80)	233,282	1,438,029	—	—
EQ/Core Bond Index Portfolio	1,511	14,610	—	—	—	337	14,947	—	—
EQ/Emerging Markets Equity PLUS Portfolio	72,126	645,858	25,136	(51,076)	(134)	65,130	684,914	—	—
EQ/Global Bond PLUS Portfolio	136,425	1,149,608	105,504	(38,321)	2	24,167	1,240,960	—	—
EQ/Intermediate Government Bond Portfolio	122,315	1,142,176	135,303	(38,321)	(2)	16,550	1,255,706	—	—
EQ/International Equity Index Portfolio	192,946	1,592,338	64,134	(54,994)	(9)	153,747	1,755,216	—	—
EQ/Invesco Comstock Portfolio	41,616	628,965	27,422	(22,992)	41	72,936	706,372	—	—
EQ/MFS International Growth Portfolio	141,218	947,210	38,847	(32,572)	(9)	120,161	1,073,637	—	—
EQ/PIMCO Global Real Return Portfolio	108,147	964,173	98,847	(32,572)	(17)	39,033	1,069,464	—	—
EQ/PIMCO Ultra Short Bond Portfolio	125,897	1,170,059	105,504	(38,321)	3	10,524	1,247,769	—	—
EQ/T. Rowe Price Growth Stock Portfolio	13,456	637,648	27,421	(82,792)	81	100,208	682,566	—	—
Multimanager Core Bond Portfolio	128,997	1,144,232	130,437	(40,237)	(20)	23,649	1,258,061	7,748	—
Multimanager Mid Cap Value Portfolio	70,831	944,170	38,847	(32,572)	(3)	121,934	1,072,376	—	—

Total		20,164,416	1,202,166	(1,108,096)	(64)	2,023,058	22,281,480	7,748	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,085,578	$—	$—	$6,085,578
Investment Companies
Investment Companies	2,633,531	22,281,480	—	24,915,011

Total Assets	$8,719,109	$22,281,480	$—	$31,000,589

Total Liabilities	$—	$—	$—	$—

Total	$8,719,109	$22,281,480	$—	$31,000,589

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,515,538
Aggregate gross unrealized depreciation	(372,391)

Net unrealized appreciation	$1,143,147

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,857,442

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (3.0%)
Invesco DB Base Metals Fund	3,850	$65,604
Invesco DB Commodity Index Tracking Fund	9,970	158,523
Invesco DB Gold Fund	6,395	253,754
Invesco DB Silver Fund	1,110	24,797

Total Commodity		502,678

Equity (5.8%)
Invesco S&P 500 BuyWrite ETF	10,070	211,772
iShares Global Infrastructure ETF	7,390	331,589
iShares Micro-Cap ETF	240	22,262
iShares MSCI EAFE Small-Cap ETF	2,870	164,853
iShares U.S. Oil & Gas Exploration & Production ETF	4,120	239,702

Total Equity		970,178

Fixed Income (7.4%)
iShares Floating Rate Bond ETF	6,520	331,933
iShares International Treasury Bond ETF	1,060	51,983
iShares JP Morgan USD Emerging Markets Bond ETF	3,670	403,920
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,360	118,810
Vanguard Short-Term Inflation-Protected Securities ETF	1,220	59,390
Vanguard Total International Bond ETF	4,760	265,465

Total Fixed Income		1,231,501

Specialty (1.5%)
Invesco DB G10 Currency Harvest Fund	9,960	243,572

Total Exchange Traded Funds (17.7%) (Cost $3,032,200)		2,947,929

INVESTMENT COMPANIES:
Alternatives (13.6%)
1290 VT Convertible Securities Portfolio‡	59,603	672,218
1290 VT Energy Portfolio‡	35,968	228,652
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	20,421	258,271
1290 VT Natural Resources Portfolio‡	26,919	222,139
1290 VT Real Estate Portfolio‡	36,162	416,971
AQR Managed Futures Strategy Fund, Institutional Class*	25,414	215,256
BlackRock Global Long/Short Credit Fund, Institutional Class	15,583	153,178
Franklin K2 Alternative Strategies Fund, Advisor Class	8,368	94,729

Total Alternatives		2,261,414

Equity (53.6%)
1290 VT GAMCO Small Company Value Portfolio‡	7,906	455,424
1290 VT Low Volatility Global Equity Portfolio‡	19,926	240,659
1290 VT Micro Cap Portfolio‡	19,040	202,293
1290 VT SmartBeta Equity Portfolio‡	18,412	239,930
AXA/AB Small Cap Growth Portfolio‡	24,469	454,029
AXA/ClearBridge Large Cap Growth Portfolio‡	36,927	472,618
AXA/Janus Enterprise Portfolio*‡	34,131	688,741
EQ/BlackRock Basic Value Equity Portfolio‡	20,129	454,770
EQ/Capital Guardian Research Portfolio‡	35,571	939,444
EQ/Emerging Markets Equity PLUS Portfolio‡	49,956	474,390
EQ/International Equity Index Portfolio‡	123,802	1,126,218
EQ/Invesco Comstock Portfolio‡	26,733	453,756
EQ/MFS International Growth Portfolio‡	93,178	708,402
EQ/T. Rowe Price Growth Stock Portfolio‡	9,080	460,565
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	19,308	133,033
MSIF Frontier Markets Portfolio, Institutional Class	13,166	218,022
Multimanager Mid Cap Value Portfolio‡	45,632	690,873
Templeton Emerging Markets Small Cap Fund, Advisor Class	16,223	226,470
Templeton Global Smaller Companies Fund, Advisor Class	29,243	265,816

Total Equity		8,905,453

Fixed Income (14.7%)
1290 VT High Yield Bond Portfolio‡	29,481	281,158
Eaton Vance Floating-Rate Fund, Institutional Class	9,081	80,636
EQ/Core Bond Index Portfolio‡	798	7,893
EQ/Global Bond PLUS Portfolio‡	44,434	404,181
EQ/Intermediate Government Bond Portfolio‡	40,192	412,617
EQ/PIMCO Global Real Return Portfolio‡	36,577	361,713
EQ/PIMCO Ultra Short Bond Portfolio‡	40,723	403,605
Multimanager Core Bond Portfolio‡	42,129	410,872
PIMCO Foreign Bond Fund Unhedged, Institutional Class	7,307	69,417

Total Fixed Income		2,432,092

Total Investment Companies (81.9%) (Cost $13,088,298)		13,598,959

Total Investments in Securities (99.6%) (Cost $16,120,498)		16,546,888
Other Assets Less Liabilities (0.4%)		68,113

Net Assets (100%)		$16,615,001

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	59,603	611,437	40,234	(54,233)	151	74,629	672,218	—	—
1290 VT Energy Portfolio	35,968	181,367	26,082	(10,581)	(57)	31,841	228,652	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	20,421	240,334	16,095	(12,093)	13	13,922	258,271	—	—
1290 VT GAMCO Small Company Value Portfolio	7,906	403,548	28,163	(37,163)	(567)	61,443	455,424	—	—
1290 VT High Yield Bond Portfolio	29,481	244,512	32,094	(12,093)	49	16,596	281,158	—	—
1290 VT Low Volatility Global Equity Portfolio	19,926	215,409	14,081	(10,581)	(30)	21,780	240,659	—	—
1290 VT Micro Cap Portfolio	19,040	169,208	10,059	(7,558)	141	30,443	202,293	—	—
1290 VT Natural Resources Portfolio	26,919	192,157	14,082	(10,581)	(25)	26,506	222,139	—	—
1290 VT Real Estate Portfolio	36,162	358,624	24,141	(18,140)	(36)	52,382	416,971	—	—
1290 VT SmartBeta Equity Portfolio	18,412	211,463	14,082	(10,581)	(74)	25,040	239,930	—	—
AXA/AB Small Cap Growth Portfolio	24,469	398,887	28,163	(45,163)	1,268	70,874	454,029	—	—
AXA/ClearBridge Large Cap Growth Portfolio	36,927	401,728	28,163	(21,163)	(17)	63,907	472,618	—	—
AXA/Janus Enterprise Portfolio*	34,131	608,013	40,235	(70,233)	(172)	110,898	688,741	—	—
EQ/BlackRock Basic Value Equity Portfolio	20,129	402,661	28,165	(21,163)	21	45,086	454,770	—	—
EQ/Capital Guardian Research Portfolio	35,571	807,316	54,316	(72,814)	(1,465)	152,091	939,444	—	—
EQ/Core Bond Index Portfolio	798	7,716	—	—	—	177	7,893	—	—
EQ/Emerging Markets Equity PLUS Portfolio	49,956	424,013	28,164	(21,163)	2	43,374	474,390	—	—
EQ/Global Bond PLUS Portfolio	44,434	374,343	40,142	(18,140)	(3)	7,839	404,181	—	—
EQ/Intermediate Government Bond Portfolio	40,192	377,275	48,142	(18,140)	(4)	5,344	412,617	—	—
EQ/International Equity Index Portfolio	123,802	1,001,576	80,797	(53,114)	63	96,896	1,126,218	—	—
EQ/Invesco Comstock Portfolio	26,733	400,290	28,165	(21,163)	196	46,268	453,756	—	—
EQ/MFS International Growth Portfolio	93,178	619,782	40,234	(30,233)	16	78,603	708,402	—	—
EQ/PIMCO Global Real Return Portfolio	36,577	319,784	44,117	(15,116)	(1)	12,929	361,713	—	—
EQ/PIMCO Ultra Short Bond Portfolio	40,723	378,267	40,141	(18,140)	5	3,332	403,605	—	—
EQ/T. Rowe Price Growth Stock Portfolio	9,080	404,814	28,163	(37,163)	247	64,504	460,565	—	—
Multimanager Core Bond Portfolio	42,129	378,204	44,636	(19,651)	3	7,680	410,872	2,484	—
Multimanager Mid Cap Value Portfolio	45,632	602,847	40,234	(30,233)	326	77,699	690,873	—	—

Total		10,735,575	861,090	(696,396)	50	1,242,083	12,142,402	2,484	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,947,929	$—	$—	$2,947,929
Investment Companies
Investment Companies	1,456,557	12,142,402	—	13,598,959

Total Assets	$4,404,486	$12,142,402	$—	$16,546,888

Total Liabilities	$—	$—	$—	$—

Total	$4,404,486	$12,142,402	$—	$16,546,888

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,475
Aggregate gross unrealized depreciation	(444,221)

Net unrealized appreciation	$445,254

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,101,634

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (4.4%)
Invesco DB Base Metals Fund	2,900	$49,416
Invesco DB Commodity Index Tracking Fund	6,940	110,346
Invesco DB Gold Fund	4,050	160,704
Invesco DB Silver Fund	1,260	28,148

Total Commodity		348,614

Equity (7.7%)
Invesco S&P 500 BuyWrite ETF	6,120	128,704
iShares Global Infrastructure ETF	4,900	219,863
iShares Micro-Cap ETF	290	26,900
iShares MSCI EAFE Small-Cap ETF	970	55,717
iShares U.S. Oil & Gas Exploration & Production ETF	3,090	179,776

Total Equity		610,960

Fixed Income (3.1%)
iShares Floating Rate Bond ETF	1,100	56,001
iShares International Treasury Bond ETF	160	7,846
iShares JP Morgan USD Emerging Markets Bond ETF	730	80,344
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,120	30,520
Vanguard Short-Term Inflation-Protected Securities ETF	270	13,144
Vanguard Total International Bond ETF	1,070	59,674

Total Fixed Income		247,529

Specialty (1.9%)
Invesco DB G10 Currency Harvest Fund	6,055	148,075

Total Exchange Traded Funds (17.1%) (Cost $1,448,132)		1,355,178

INVESTMENT COMPANIES:
Alternatives (14.1%)
1290 VT Convertible Securities Portfolio‡	20,703	233,494
1290 VT Energy Portfolio‡	25,739	163,622
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	5,824	73,660
1290 VT Natural Resources Portfolio‡	20,040	165,375
1290 VT Real Estate Portfolio‡	25,177	290,304
AQR Managed Futures Strategy Fund, Institutional Class*	11,678	98,909
BlackRock Global Long/Short Credit Fund, Institutional Class	4,913	48,292
Franklin K2 Alternative Strategies Fund, Advisor Class	3,832	43,383

Total Alternatives		1,117,039

Equity (62.9%)
1290 VT GAMCO Small Company Value Portfolio‡	4,455	256,590
1290 VT Low Volatility Global Equity Portfolio‡	10,993	132,764
1290 VT Micro Cap Portfolio‡	10,025	106,519
1290 VT SmartBeta Equity Portfolio‡	10,300	134,215
AXA/AB Small Cap Growth Portfolio‡	14,073	261,130
AXA/ClearBridge Large Cap Growth Portfolio‡	21,057	269,500
AXA/Janus Enterprise Portfolio*‡	19,033	384,068
EQ/BlackRock Basic Value Equity Portfolio‡	11,137	251,607
EQ/Capital Guardian Research Portfolio‡	20,096	530,746
EQ/Emerging Markets Equity PLUS Portfolio‡	27,599	262,082
EQ/International Equity Index Portfolio‡	69,997	636,759
EQ/Invesco Comstock Portfolio‡	15,007	254,727
EQ/MFS International Growth Portfolio‡	51,483	391,408
EQ/T. Rowe Price Growth Stock Portfolio‡	5,111	259,275
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	4,200	28,936
MSIF Frontier Markets Portfolio, Institutional Class	7,584	125,594
Multimanager Mid Cap Value Portfolio‡	25,363	383,991
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,352	130,550
Templeton Global Smaller Companies Fund, Advisor Class	20,237	183,958

Total Equity		4,984,419

Fixed Income (5.7%)
1290 VT High Yield Bond Portfolio‡	5,025	47,919
Eaton Vance Floating-Rate Fund, Institutional Class	2,066	18,343
EQ/Global Bond PLUS Portfolio‡	8,235	74,907
EQ/Intermediate Government Bond Portfolio‡	7,308	75,025
EQ/PIMCO Global Real Return Portfolio‡	6,534	64,613
EQ/PIMCO Ultra Short Bond Portfolio‡	8,045	79,736
Multimanager Core Bond Portfolio‡	7,773	75,806
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,171	11,124

Total Fixed Income		447,473

Total Investment Companies (82.7%) (Cost $6,406,545)		6,548,931

Total Investments in Securities (99.8%) (Cost $7,854,677)		7,904,109
Other Assets Less Liabilities (0.2%)		17,284

Net Assets (100%)		$7,921,393

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	20,703	203,243	13,814	(8,580)	11	25,006	233,494	—	—
1290 VT Energy Portfolio	25,739	129,488	17,668	(6,129)	(82)	22,677	163,622	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	5,824	67,863	4,933	(3,064)	(1)	3,929	73,660	—	—
1290 VT GAMCO Small Company Value Portfolio	4,455	217,772	15,789	(9,806)	(75)	32,910	256,590	—	—
1290 VT High Yield Bond Portfolio	5,025	43,836	2,960	(1,839)	(8)	2,970	47,919	—	—
1290 VT Low Volatility Global Equity Portfolio	10,993	117,834	7,894	(4,903)	3	11,936	132,764	—	—
1290 VT Micro Cap Portfolio	10,025	88,303	5,921	(3,677)	18	15,954	106,519	—	—
1290 VT Natural Resources Portfolio	20,040	142,065	9,868	(6,129)	(6)	19,577	165,375	—	—
1290 VT Real Estate Portfolio	25,177	247,360	17,762	(11,031)	11	36,202	290,304	—	—
1290 VT SmartBeta Equity Portfolio	10,300	117,325	7,894	(4,903)	(12)	13,911	134,215	—	—
AXA/AB Small Cap Growth Portfolio	14,073	215,805	15,789	(9,806)	(10)	39,352	261,130	—	—
AXA/ClearBridge Large Cap Growth Portfolio	21,057	227,239	15,789	(9,806)	(29)	36,307	269,500	—	—
AXA/Janus Enterprise Portfolio*	19,033	337,265	22,696	(37,496)	(125)	61,728	384,068	—	—
EQ/BlackRock Basic Value Equity Portfolio	11,137	220,864	15,787	(9,806)	6	24,756	251,607	—	—
EQ/Capital Guardian Research Portfolio	20,096	443,509	30,590	(26,798)	(48)	83,493	530,746	—	—
EQ/Emerging Markets Equity PLUS Portfolio	27,599	232,412	15,789	(9,806)	(20)	23,707	262,082	—	—
EQ/Global Bond PLUS Portfolio	8,235	71,562	4,933	(3,064)	— #	1,476	74,907	—	—
EQ/Intermediate Government Bond Portfolio	7,308	72,153	4,933	(3,064)	— #	1,003	75,025	—	—
EQ/International Equity Index Portfolio	69,997	553,653	54,629	(25,298)	(45)	53,820	636,759	—	—
EQ/Invesco Comstock Portfolio	15,007	222,869	15,789	(9,806)	54	25,821	254,727	—	—
EQ/MFS International Growth Portfolio	51,483	339,680	22,694	(14,096)	(23)	43,153	391,408	—	—
EQ/PIMCO Global Real Return Portfolio	6,534	60,699	3,947	(2,451)	(3)	2,421	64,613	—	—
EQ/PIMCO Ultra Short Bond Portfolio	8,045	69,446	12,733	(3,064)	(6)	627	79,736	—	—
EQ/T. Rowe Price Growth Stock Portfolio	5,111	225,027	15,788	(17,606)	26	36,040	259,275	—	—
Multimanager Core Bond Portfolio	7,773	72,012	5,410	(3,064)	— #	1,448	75,806	476	—
Multimanager Mid Cap Value Portfolio	25,363	332,478	22,696	(14,096)	(118)	43,031	383,991	—	—

Total		5,071,762	384,495	(259,188)	(482)	663,255	5,859,842	476	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,355,178	$—	$—	$1,355,178
Investment Companies
Investment Companies	689,089	5,859,842	—	6,548,931

Total Assets	$2,044,267	$5,859,842	$—	$7,904,109

Total Liabilities	$—	$—	$—	$—

Total	$2,044,267	$5,859,842	$—	$7,904,109

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,303
Aggregate gross unrealized depreciation	(359,880)

Net unrealized appreciation	$42,423

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,861,686

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (100.0%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,384,639	$13,797,018
1290 VT High Yield Bond Portfolio‡	2,038,058	19,436,968
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	768,004	7,488,039
EQ/Core Bond Index Portfolio‡	8,356,108	82,644,095
EQ/PIMCO Global Real Return Portfolio‡	959,962	9,493,059
EQ/Quality Bond PLUS Portfolio‡	4,803,503	40,831,419
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	330,209	4,636,129

Total Investments in Securities (100.0%) (Cost $181,056,667)		178,326,727
Other Assets Less Liabilities (0.0%)		(3,120)

Net Assets (100%)		$178,323,607

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,384,639	13,357,499	—	—	—	439,519	13,797,018	—	—
1290 VT High Yield Bond Portfolio	2,038,058	18,423,254	16,025	(237,546)	(41)	1,235,276	19,436,968	—	—
EQ/Core Bond Index Portfolio	8,356,108	83,643,559	208,327	(3,088,098)	(21,573)	1,901,880	82,644,095	—	—
EQ/PIMCO Global Real Return Portfolio	959,962	9,349,432	16,026	(237,546)	(66)	365,213	9,493,059	—	—
EQ/Quality Bond PLUS Portfolio	4,803,503	40,930,930	64,101	(950,184)	119	786,453	40,831,419	—	—

Total		165,704,674	304,479	(4,513,374)	(21,561)	4,728,341	166,202,559	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,124,168	$166,202,559	$—	$178,326,727

Total Assets	$12,124,168	$166,202,559	$—	$178,326,727

Total Liabilities	$—	$—	$—	$—

Total	$12,124,168	$166,202,559	$—	$178,326,727

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$463,889
Aggregate gross unrealized depreciation	(3,140,706)

Net unrealized depreciation	$(2,676,817)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$181,003,544

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT Micro Cap Portfolio‡	2,781,074	$29,548,468
AXA/Morgan Stanley Small Cap Growth Portfolio‡	7,035,717	77,983,043

Total Investments in Securities (100.0%) (Cost $87,053,360)		107,531,511
Other Assets Less Liabilities (0.0%)		9,153

Net Assets (100%)		$107,540,664

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio	2,781,074	25,123,641	291,825	(425,836)	(4,195)	4,563,033	29,548,468	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	7,035,717	62,645,981	769,355	(1,122,657)	4,048	15,686,316	77,983,043	—	—

Total		87,769,622	1,061,180	(1,548,493)	(147)	20,249,349	107,531,511	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$107,531,511	$—	$107,531,511

Total Assets	$—	$107,531,511	$—	$107,531,511

Total Liabilities	$—	$—	$—	$—

Total	$—	$107,531,511	$—	$107,531,511

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,493,860
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$20,493,860

Federal income tax cost of investments in securities and derivative instruments, if applicable	$87,037,651

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT GAMCO Small Company Value Portfolio‡	942,151	$54,269,809
1290 VT Small Cap Value Portfolio‡	10,079,833	106,730,436

Total Investments in Securities (100.0%) (Cost $129,752,990)		161,000,245
Other Assets Less Liabilities (0.0%)		(68,481)

Net Assets (100%)		$160,931,764

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	942,151	48,965,498	228,235	(2,294,998)	(7,229)	7,378,303	54,269,809	—	—
1290 VT Small Cap Value Portfolio	10,079,833	92,997,464	453,065	(4,555,742)	383,828	17,451,821	106,730,436	—	—

Total		141,962,962	681,300	(6,850,740)	376,599	24,830,124	161,000,245	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$161,000,245	$—	$161,000,245

Total Assets	$—	$161,000,245	$—	$161,000,245

Total Liabilities	$—	$—	$—	$—

Total	$—	$161,000,245	$—	$161,000,245

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,371,085
Aggregate gross unrealized depreciation	49,420

Net unrealized appreciation	$31,420,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,579,740

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (45.0%)
EQ/BlackRock Basic Value Equity Portfolio‡	51,736	$1,168,839
EQ/Emerging Markets Equity PLUS Portfolio‡	167,757	1,593,035
EQ/Equity 500 Index Portfolio‡	208,225	9,543,364
EQ/International Equity Index Portfolio‡	451,514	4,107,399
EQ/MFS International Growth Portfolio‡	155,369	1,181,218
EQ/Small Company Index Portfolio‡	101,848	1,099,653
Multimanager Aggressive Equity Portfolio‡	10,182	647,433
Multimanager Mid Cap Growth Portfolio*‡	80,349	843,161
Multimanager Mid Cap Value Portfolio‡	56,018	848,107

Total Equity		21,032,209

Fixed Income (55.0%)
1290 VT High Yield Bond Portfolio‡	386,526	3,686,298
EQ/Core Bond Index Portfolio‡	1,018,624	10,074,454
EQ/Global Bond PLUS Portfolio‡	413,455	3,760,914
EQ/PIMCO Ultra Short Bond Portfolio‡	337,234	3,342,338
EQ/Quality Bond PLUS Portfolio‡	565,284	4,805,111

Total Fixed Income		25,669,115

Total Investments in Securities (100.0%) (Cost $39,106,261)		46,701,324
Other Assets Less Liabilities (0.0%)		(22,498)

Net Assets (100%)		$46,678,826

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	386,526	3,482,684	66,625	(97,527)	1,081	233,435	3,686,298	—	—
EQ/BlackRock Basic Value Equity Portfolio	51,736	1,072,985	14,651	(39,011)	964	119,250	1,168,839	—	—
EQ/Core Bond Index Portfolio	1,018,624	9,852,853	280,439	(286,080)	942	226,300	10,074,454	—	—
EQ/Emerging Markets Equity PLUS Portfolio	167,757	1,471,177	17,093	(45,513)	50	150,228	1,593,035	—	—
EQ/Equity 500 Index Portfolio	208,225	8,784,839	95,229	(513,571)	156,422	1,020,445	9,543,364	—	—
EQ/Global Bond PLUS Portfolio	413,455	3,689,262	100,068	(104,029)	(1,884)	77,497	3,760,914	—	—
EQ/International Equity Index Portfolio	451,514	3,887,298	40,288	(192,280)	1,423	370,670	4,107,399	—	—
EQ/MFS International Growth Portfolio	155,369	1,075,804	18,314	(48,764)	101	135,763	1,181,218	—	—
EQ/PIMCO Ultra Short Bond Portfolio	337,234	3,105,170	300,186	(91,026)	(55)	28,063	3,342,338	—	—
EQ/Quality Bond PLUS Portfolio	565,284	4,714,211	128,837	(130,037)	(342)	92,442	4,805,111	—	—
EQ/Small Company Index Portfolio	101,848	1,217,199	17,093	(310,513)	11,470	164,404	1,099,653	—	—
Multimanager Aggressive Equity Portfolio	10,182	566,068	6,105	(16,255)	600	90,915	647,433	—	—
Multimanager Mid Cap Growth Portfolio*	80,349	710,398	7,325	(19,505)	1,213	143,730	843,161	—	—
Multimanager Mid Cap Value Portfolio	56,018	759,631	6,106	(16,255)	652	97,973	848,107	—	—

Total		44,389,579	1,098,359	(1,910,366)	172,637	2,951,115	46,701,324	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$46,701,324	$—	$46,701,324

Total Assets	$—	$46,701,324	$—	$46,701,324

Total Liabilities	$—	$—	$—	$—

Total	$—	$46,701,324	$—	$46,701,324

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,559,479
Aggregate gross unrealized depreciation	(997,854)

Net unrealized appreciation	$7,561,625

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,139,699

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (66.3%)
EQ/BlackRock Basic Value Equity Portfolio‡	177,699	$4,014,636
EQ/Emerging Markets Equity PLUS Portfolio‡	836,342	7,941,983
EQ/Equity 500 Index Portfolio‡	1,089,677	49,941,944
EQ/International Equity Index Portfolio‡	2,055,346	18,697,380
EQ/MFS International Growth Portfolio‡	1,137,266	8,646,276
EQ/Small Company Index Portfolio‡	904,047	9,760,955
Multimanager Aggressive Equity Portfolio‡	35,730	2,272,014
Multimanager Mid Cap Growth Portfolio*‡	171,676	1,801,518
Multimanager Mid Cap Value Portfolio‡	145,727	2,206,298

Total Equity		105,283,004

Fixed Income (33.7%)
1290 VT High Yield Bond Portfolio‡	942,712	8,990,648
EQ/Core Bond Index Portfolio‡	2,041,025	20,186,275
EQ/Global Bond PLUS Portfolio‡	872,502	7,936,541
EQ/PIMCO Ultra Short Bond Portfolio‡	693,557	6,873,861
EQ/Quality Bond PLUS Portfolio‡	1,129,515	9,601,262

Total Fixed Income		53,588,587

Total Investments in Securities (100.0%) (Cost $126,247,468)		158,871,591
Other Assets Less Liabilities (0.0%)		(8,162)

Net Assets (100%)		$158,863,429

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	942,712	8,481,025	213,629	(275,839)	(5)	571,838	8,990,648	—	—
EQ/BlackRock Basic Value Equity Portfolio	177,699	3,685,268	91,400	(175,534)	(255)	413,757	4,014,636	—	—
EQ/Core Bond Index Portfolio	2,041,025	19,553,762	806,432	(626,907)	(959)	453,947	20,186,275	—	—
EQ/Emerging Markets Equity PLUS Portfolio	836,342	7,313,076	130,572	(250,763)	(434)	749,532	7,941,983	—	—
EQ/Equity 500 Index Portfolio	1,089,677	45,349,875	796,492	(2,299,653)	117,671	5,977,559	49,941,944	—	—
EQ/Global Bond PLUS Portfolio	872,502	7,701,611	314,044	(238,225)	525	158,586	7,936,541	—	—
EQ/International Equity Index Portfolio	2,055,346	17,309,419	313,375	(601,831)	(481)	1,676,898	18,697,380	—	—
EQ/MFS International Growth Portfolio	1,137,266	7,790,393	143,630	(275,839)	245	987,847	8,646,276	—	—
EQ/PIMCO Ultra Short Bond Portfolio	693,557	6,259,336	770,987	(213,148)	50	56,636	6,873,861	—	—
EQ/Quality Bond PLUS Portfolio	1,129,515	9,354,089	389,746	(325,992)	(559)	183,978	9,601,262	—	—
EQ/Small Company Index Portfolio	904,047	9,164,169	169,744	(905,992)	(4,051)	1,337,085	9,760,955	—	—
Multimanager Aggressive Equity Portfolio	35,730	2,231,719	45,700	(357,767)	64,775	287,587	2,272,014	—	—
Multimanager Mid Cap Growth Portfolio*	171,676	1,520,936	32,644	(62,691)	(7)	310,636	1,801,518	—	—
Multimanager Mid Cap Value Portfolio	145,727	1,963,311	13,058	(25,076)	795	254,210	2,206,298	—	—

Total		147,677,989	4,231,453	(6,635,257)	177,310	13,420,096	158,871,591	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$158,871,591	$—	$158,871,591

Total Assets	$—	$158,871,591	$—	$158,871,591

Total Liabilities	$—	$—	$—	$—

Total	$—	$158,871,591	$—	$158,871,591

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,057,338
Aggregate gross unrealized depreciation	(1,618,294)

Net unrealized appreciation	$32,439,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$126,432,547

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (79.8%)
EQ/BlackRock Basic Value Equity Portfolio‡	154,912	$3,499,824
EQ/Emerging Markets Equity PLUS Portfolio‡	805,985	7,653,708
EQ/Equity 500 Index Portfolio‡	1,236,302	56,662,044
EQ/International Equity Index Portfolio‡	2,033,043	18,494,489
EQ/MFS International Growth Portfolio‡	1,281,184	9,740,436
EQ/Small Company Index Portfolio‡	1,040,829	11,237,780
Multimanager Aggressive Equity Portfolio‡	27,742	1,764,050
Multimanager Mid Cap Growth Portfolio*‡	124,888	1,310,539
Multimanager Mid Cap Value Portfolio‡	72,520	1,097,951

Total Equity		111,460,821

Fixed Income (20.2%)
1290 VT High Yield Bond Portfolio‡	501,978	4,787,361
EQ/Core Bond Index Portfolio‡	1,068,424	10,566,992
EQ/Global Bond PLUS Portfolio‡	459,228	4,177,274
EQ/PIMCO Ultra Short Bond Portfolio‡	349,071	3,459,654
EQ/Quality Bond PLUS Portfolio‡	607,241	5,161,760

Total Fixed Income		28,153,041

Total Investments in Securities (100.0%) (Cost $109,630,530)		139,613,862
Other Assets Less Liabilities (0.0%)		(3,501)

Net Assets (100%)		$139,610,361

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	501,978	4,346,459	205,315	(58,718)	27	294,278	4,787,361	—	—
EQ/BlackRock Basic Value Equity Portfolio	154,912	3,072,812	154,234	(72,268)	40	345,006	3,499,824	—	—
EQ/Core Bond Index Portfolio	1,068,424	10,019,073	449,189	(135,503)	(223)	234,456	10,566,992	—	—
EQ/Emerging Markets Equity PLUS Portfolio	805,985	6,837,704	221,713	(103,886)	(1)	698,178	7,653,708	—	—
EQ/Equity 500 Index Portfolio	1,236,302	49,784,495	1,426,672	(1,268,482)	(1,333)	6,720,692	56,662,044	—	—
EQ/Global Bond PLUS Portfolio	459,228	3,968,452	176,036	(49,684)	(16)	82,486	4,177,274	—	—
EQ/International Equity Index Portfolio	2,033,043	16,594,873	549,460	(257,456)	71	1,607,541	18,494,489	—	—
EQ/MFS International Growth Portfolio	1,281,184	8,517,282	260,272	(121,953)	15	1,084,820	9,740,436	—	—
EQ/PIMCO Ultra Short Bond Portfolio	349,071	3,174,978	296,758	(40,651)	5	28,564	3,459,654	—	—
EQ/Quality Bond PLUS Portfolio	607,241	4,897,328	243,875	(76,785)	(145)	97,487	5,161,760	—	—
EQ/Small Company Index Portfolio	1,040,829	9,662,743	327,749	(153,570)	(262)	1,401,120	11,237,780	—	—
Multimanager Aggressive Equity Portfolio	27,742	1,473,884	96,397	(45,168)	127	238,810	1,764,050	—	—
Multimanager Mid Cap Growth Portfolio*	124,888	1,071,266	38,559	(18,067)	21	218,760	1,310,539	—	—
Multimanager Mid Cap Value Portfolio	72,520	967,334	9,640	(4,517)	41	125,453	1,097,951	—	—

Total		124,388,683	4,455,869	(2,406,708)	(1,633)	13,177,651	139,613,862	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$139,613,862	$—	$139,613,862

Total Assets	$—	$139,613,862	$—	$139,613,862

Total Liabilities	$—	$—	$—	$—

Total	$—	$139,613,862	$—	$139,613,862

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,733,255
Aggregate gross unrealized depreciation	(864,033)

Net unrealized appreciation	$29,869,222

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,744,640

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (89.4%)
EQ/BlackRock Basic Value Equity Portfolio‡	150,863	$3,408,366
EQ/Emerging Markets Equity PLUS Portfolio‡	703,994	6,685,195
EQ/Equity 500 Index Portfolio‡	1,079,908	49,494,202
EQ/International Equity Index Portfolio‡	1,811,959	16,483,302
EQ/MFS International Growth Portfolio‡	1,113,430	8,465,056
EQ/Small Company Index Portfolio‡	874,229	9,439,011
Multimanager Aggressive Equity Portfolio‡	23,465	1,492,081
Multimanager Mid Cap Growth Portfolio*‡	93,538	981,564
Multimanager Mid Cap Value Portfolio‡	68,464	1,036,535

Total Equity		97,485,312

Fixed Income (11.0%)
1290 VT High Yield Bond Portfolio‡	264,323	2,520,849
EQ/Core Bond Index Portfolio‡	441,754	4,369,067
EQ/Global Bond PLUS Portfolio‡	172,397	1,568,176
EQ/PIMCO Ultra Short Bond Portfolio‡	141,624	1,403,640
EQ/Quality Bond PLUS Portfolio‡	251,499	2,137,828

Total Fixed Income		11,999,560

Total Investments in Securities (100.4%) (Cost $86,547,195)		109,484,872
Other Assets Less Liabilities (-0.4%)		(405,833)

Net Assets (100%)		$109,079,039

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	264,323	2,318,513	57,963	(12,971)	(5)	157,349	2,520,849	—	—
EQ/BlackRock Basic Value Equity Portfolio	150,863	2,975,198	123,169	(27,563)	10	337,552	3,408,366	—	—
EQ/Core Bond Index Portfolio	441,754	4,181,348	115,923	(25,942)	(1)	97,739	4,369,067	—	—
EQ/Emerging Markets Equity PLUS Portfolio	703,994	5,933,643	181,131	(40,534)	(9)	610,964	6,685,195	—	—
EQ/Equity 500 Index Portfolio	1,079,908	42,743,129	1,188,215	(265,904)	8	5,828,754	49,494,202	—	—
EQ/Global Bond PLUS Portfolio	172,397	1,508,867	36,226	(8,107)	1	31,189	1,568,176	—	—
EQ/International Equity Index Portfolio	1,811,959	14,697,502	449,203	(100,525)	16	1,437,106	16,483,302	—	—
EQ/MFS International Growth Portfolio	1,113,430	7,335,861	239,091	(53,505)	4	943,605	8,465,056	—	—
EQ/PIMCO Ultra Short Bond Portfolio	141,624	1,357,674	43,472	(9,728)	(1)	12,223	1,403,640	—	—
EQ/Quality Bond PLUS Portfolio	251,499	2,052,171	57,962	(12,971)	— #	40,666	2,137,828	—	—
EQ/Small Company Index Portfolio	874,229	8,036,986	289,808	(64,855)	(7)	1,177,079	9,439,011	—	—
Multimanager Aggressive Equity Portfolio	23,465	1,222,616	86,942	(19,456)	33	201,946	1,492,081	—	—
Multimanager Mid Cap Growth Portfolio*	93,538	799,958	21,736	(4,864)	(1)	164,735	981,564	—	—
Multimanager Mid Cap Value Portfolio	68,464	912,271	7,246	(1,621)	10	118,629	1,036,535	—	—

Total		96,075,737	2,898,087	(648,546)	58	11,159,536	109,484,872	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$109,484,872	$—	$109,484,872

Total Assets	$—	$109,484,872	$—	$109,484,872

Total Liabilities	$—	$—	$—	$—

Total	$—	$109,484,872	$—	$109,484,872

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,292,404
Aggregate gross unrealized depreciation	(391,503)

Net unrealized appreciation	$22,900,901

Federal income tax cost of investments in securities and derivative instruments, if applicable	$86,583,971

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.1%)
EQ/BlackRock Basic Value Equity Portfolio‡	59,104	$1,335,300
EQ/Emerging Markets Equity PLUS Portfolio‡	190,022	1,804,469
EQ/Equity 500 Index Portfolio‡	279,218	12,797,095
EQ/International Equity Index Portfolio‡	460,312	4,187,437
EQ/MFS International Growth Portfolio‡	403,795	3,069,928
EQ/Small Company Index Portfolio‡	281,095	3,034,973
Multimanager Aggressive Equity Portfolio‡	14,521	923,353
Multimanager Mid Cap Growth Portfolio*‡	11,017	115,612
Multimanager Mid Cap Value Portfolio‡	7,832	118,571

Total Investments in Securities (100.1%) (Cost $25,988,496)		27,386,738
Other Assets Less Liabilities (-0.1%)		(17,897)

Net Assets (100%)		$27,368,841

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2019, were as follows:

Security Description	Shares at March 31, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	59,104	1,076,307	142,502	(8,914)	(2)	125,407	1,335,300	—	—
EQ/Emerging Markets Equity PLUS Portfolio	190,022	1,483,931	174,889	(10,940)	4	156,585	1,804,469	—	—
EQ/Equity 500 Index Portfolio	279,218	10,276,128	1,146,497	(71,718)	4	1,446,184	12,797,095	—	—
EQ/International Equity Index Portfolio	460,312	3,434,263	433,985	(27,147)	(1)	346,337	4,187,437	—	—
EQ/MFS International Growth Portfolio	403,795	2,490,266	265,573	(16,613)	8	330,694	3,069,928	—	—
EQ/Small Company Index Portfolio	281,095	2,392,898	304,437	(19,044)	(53)	356,735	3,034,973	—	—
Multimanager Aggressive Equity Portfolio	14,521	706,166	103,638	(6,483)	4	120,028	923,353	—	—
Multimanager Mid Cap Growth Portfolio*	11,017	85,259	12,954	(810)	— #	18,209	115,612	—	—
Multimanager Mid Cap Value Portfolio	7,832	99,417	6,477	(405)	1	13,081	118,571	—	—

Total		22,044,635	2,590,952	(162,074)	(35)	2,913,260	27,386,738	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$27,386,738	$—	$27,386,738

Total Assets	$—	$27,386,738	$—	$27,386,738

Total Liabilities	$—	$—	$—	$—

Total	$—	$27,386,738	$—	$27,386,738

As of March 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,717,459
Aggregate gross unrealized depreciation	(377,629)

Net unrealized appreciation	$1,339,830

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,046,908

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2019 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2019, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.